                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4647
                                   ------------


                   RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:    6/30
                         --------------

    Annual Report

                                                         RIVERSOURCE [LOGO] (SM)
                                                               INVESTMENTS

    RIVERSOURCE (SM) CALIFORNIA TAX-EXEMPT FUND
    RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
    RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
    RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
    RIVERSOURCE NEW YORK TAX-EXEMPT FUND
    RIVERSOURCE OHIO TAX-EXEMPT FUND

--------------------------------------------------------------------------------

    ANNUAL REPORT FOR THE
    PERIOD ENDED JUNE 30, 2006

> EACH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF INCOME GENERALLY EXEMPT FROM FEDERAL INCOME TAX AS WELL AS FROM THE RESPECTIVE STATE AND LOCAL INCOME TAX.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ...............................................................2-8
   RiverSource California Tax-Exempt Fund .....................................2
   RiverSource Massachusetts Tax-Exempt Fund ..................................3
   RiverSource Michigan Tax-Exempt Fund .......................................4
   RiverSource Minnesota Tax-Exempt Fund ......................................5
   RiverSource New York Tax-Exempt Fund .......................................6
   RiverSource Ohio Tax-Exempt Fund ...........................................7

Performance Summary ........................................................9-14
   RiverSource California Tax-Exempt Fund .....................................9
   RiverSource Massachusetts Tax-Exempt Fund .................................10
   RiverSource Michigan Tax-Exempt Fund ......................................11
   RiverSource Minnesota Tax-Exempt Fund .....................................12
   RiverSource New York Tax-Exempt Fund ......................................13
   RiverSource Ohio Tax-Exempt Fund ..........................................14

Questions & Answers
   with Portfolio Management .................................................15

The Fund's Long-term Performance ..........................................20-31
   RiverSource California Tax-Exempt Fund ....................................20
   RiverSource Massachusetts Tax-Exempt Fund .................................22
   RiverSource Michigan Tax-Exempt Fund ......................................24
   RiverSource Minnesota Tax-Exempt Fund .....................................26
   RiverSource New York Tax-Exempt Fund ......................................28
   RiverSource Ohio Tax-Exempt Fund ..........................................30

Investments in Securities .................................................32-66
   RiverSource California Tax-Exempt Fund ....................................32
   RiverSource Massachusetts Tax-Exempt Fund .................................39
   RiverSource Michigan Tax-Exempt Fund ......................................43
   RiverSource Minnesota Tax-Exempt Fund .....................................48
   RiverSource New York Tax-Exempt Fund ......................................56
   RiverSource Ohio Tax-Exempt Fund ..........................................62

Financial Statements .........................................................67

Notes to Financial Statements ................................................74

Report of Independent Registered
   Public Accounting Firm ...................................................105

Federal Income Tax Information ..............................................106

Fund Expenses Example .......................................................118

Board Members and Officers ..................................................125

Approval of Investment Management
   Services Agreement .......................................................128

Proxy Voting ................................................................128

Results of Meeting of Shareholders ......................................129-134
   RiverSource California Tax-Exempt Fund ...................................129
   RiverSource Massachusetts Tax-Exempt Fund ................................130
   RiverSource Michigan Tax-Exempt Fund .....................................131
   RiverSource Minnesota Tax-Exempt Fund ....................................132
   RiverSource New York Tax-Exempt Fund .....................................133
   RiverSource Ohio Tax-Exempt Fund .........................................134

                               DALBAR [LOGO] RATED
                                      2006
                                FOR COMMUNICATION

RiverSource Funds' shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 1
--------------------------------------------------------------------------------

FUND SNAPSHOT AT JUNE 30, 2006

RiverSource California Tax-Exempt Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                                                             <
--------------------------------------------------------------------------------

PORTFOLIO MANAGER                     SINCE          YEARS IN INDUSTRY
Rick LaCoff*                           7/06                  14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 8/18/86       B: 3/20/95       C: 6/26/00

Ticker symbols by class
A: ICALX         B: ACABX         C: --

Total net assets                              $183.4 million

Number of holdings                                       107

Effective maturity(1)                             14.5 years

Effective duration(2)                              6.6 years

Weighted average bond rating(3)                           AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

-----------------------------
      DURATION

SHORT    INT.    LONG
-----------------------------
                  X    HIGH
-----------------------------
                       MEDIUM  QUALITY
-----------------------------
                       LOW
-----------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY                                                        <
--------------------------------------------------------------------------------

Percentage of bond portfolio assets
--------------------------------------------------------------------------------
AAA Bonds                                                                  57.9%
--------------------------------------------------------------------------------
AA Bonds                                                                    8.2
--------------------------------------------------------------------------------
A Bonds                                                                    24.8
--------------------------------------------------------------------------------
BBB Bonds                                                                   7.3
--------------------------------------------------------------------------------
Non-Investment Grade Bonds                                                  1.8
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 3.5% of the portfolio rating above was determined through internal analysis.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
2 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FUND SNAPSHOT AT JUNE 30, 2006

RiverSource Massachusetts Tax-Exempt Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                                                             <
--------------------------------------------------------------------------------

PORTFOLIO MANAGER                     SINCE          YEARS IN INDUSTRY
Rick LaCoff*                           7/06                  14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

For Massachusetts investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from respective state and local taxes.

Inception dates by class
A: 7/2/87        B: 3/20/95       C: 6/26/00

Ticker symbols by class
A: IDMAX         B: AXMBX         C: --

Total net assets                               $60.0 million

Number of holdings                                        54

Effective maturity(1)                             11.8 years

Effective duration(2)                              6.6 years

Weighted average bond rating(3)                          AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

-----------------------------
      DURATION

SHORT    INT.    LONG
-----------------------------
                  X    HIGH
-----------------------------
                       MEDIUM  QUALITY
-----------------------------
                       LOW
-----------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY                                                        <
--------------------------------------------------------------------------------

Percentage of bond portfolio assets
--------------------------------------------------------------------------------
AAA bonds                                                                  69.7%
--------------------------------------------------------------------------------
AA bonds                                                                   27.9
--------------------------------------------------------------------------------
A bonds                                                                     1.8
--------------------------------------------------------------------------------
BBB bonds                                                                   0.6
--------------------------------------------------------------------------------
Non-investment grade bonds                                                   --
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 3
--------------------------------------------------------------------------------

FUND SNAPSHOT AT JUNE 30, 2006

RiverSource Michigan Tax-Exempt Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                                                             <
--------------------------------------------------------------------------------

PORTFOLIO MANAGER                     SINCE          YEARS IN INDUSTRY
Rick LaCoff*                           7/06                  14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

For Michigan investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 7/2/87        B: 3/20/95       C: 6/26/00

Ticker symbols by class
A: INMIX         B: --            C: --

Total net assets                               $49.9 million

Number of holdings                                        58

Effective maturity(1)                             11.1 years

Effective duration(2)                              6.2 years

Weighted average bond rating(3)                          AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

-----------------------------
      DURATION

SHORT    INT.    LONG
-----------------------------
                  X    HIGH
-----------------------------
                       MEDIUM  QUALITY
-----------------------------
                       LOW
-----------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY                                                        <
--------------------------------------------------------------------------------

Percentage of bond portfolio assets
--------------------------------------------------------------------------------
AAA bonds                                                                  74.4%
--------------------------------------------------------------------------------
AA bonds                                                                   19.3
--------------------------------------------------------------------------------
A bonds                                                                     5.3
--------------------------------------------------------------------------------
BBB bonds                                                                   1.0
--------------------------------------------------------------------------------
Non-investment grade bonds                                                   --
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 1.0% of the portfolio rating above was determined through internal analysis.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
4 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FUND SNAPSHOT AT JUNE 30, 2006

RiverSource Minnesota Tax-Exempt Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                                                             <
--------------------------------------------------------------------------------

PORTFOLIO MANAGER                     SINCE          YEARS IN INDUSTRY
Rick LaCoff*                           7/06                  14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 8/18/86       B: 3/20/95       C: 6/26/00

Ticker symbols by class
A: IMNTX         B: IDSMX         C: --

Total net assets                              $345.8 million

Number of holdings                                       133

Effective maturity(1)                             11.5 years

Effective duration(2)                              6.4 years

Weighted average bond rating(3)                          AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

-----------------------------
      DURATION

SHORT    INT.    LONG
-----------------------------
                  X    HIGH
-----------------------------
                       MEDIUM  QUALITY
-----------------------------
                       LOW
-----------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY                                                        <
--------------------------------------------------------------------------------

Percentage of bond portfolio assets
--------------------------------------------------------------------------------
AAA bonds                                                                  65.5%
--------------------------------------------------------------------------------
AA bonds                                                                   18.1
--------------------------------------------------------------------------------
A bonds                                                                    10.3
--------------------------------------------------------------------------------
BBB bonds                                                                   3.9
--------------------------------------------------------------------------------
Non-investment grade bonds                                                  2.2
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 1.7% of the portfolio rating above was determined through internal analysis.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 5
--------------------------------------------------------------------------------

FUND SNAPSHOT AT JUNE 30, 2006

RiverSource New York Tax-Exempt Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                                                             <
--------------------------------------------------------------------------------

PORTFOLIO MANAGER                     SINCE          YEARS IN INDUSTRY
Rick LaCoff*                           7/06                  14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 8/18/86       B: 3/20/95       C: 6/26/00

Ticker symbols by class
A: INYKX          B: --           C: --

Total net assets                               $71.4 million

Number of holdings                                        76

Effective maturity(1)                             14.3 years

Effective duration(2)                              7.2 years

Weighted average bond rating(3)                           AA

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

-----------------------------
      DURATION

SHORT    INT.    LONG
-----------------------------
                  X    HIGH
-----------------------------
                       MEDIUM  QUALITY
-----------------------------
                       LOW
-----------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY                                                        <
--------------------------------------------------------------------------------

Percentage of bond portfolio assets
--------------------------------------------------------------------------------
AAA bonds                                                                  54.1%
--------------------------------------------------------------------------------
AA bonds                                                                   36.3
--------------------------------------------------------------------------------
A bonds                                                                     4.7
--------------------------------------------------------------------------------
BBB bonds                                                                   4.9
--------------------------------------------------------------------------------
Non-investment grade bonds                                                   --
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 1.1% of the portfolio rating above was determined through internal analysis.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FUND SNAPSHOT AT JUNE 30, 2006

RiverSource Ohio Tax-Exempt Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                                                             <
--------------------------------------------------------------------------------

PORTFOLIO MANAGER                     SINCE          YEARS IN INDUSTRY
Rick LaCoff*                           7/06                  14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

For Ohio investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 7/2/87        B: 3/20/95       C: 6/26/00

Ticker symbols by class
A: IOHIX         B: --            C: --

Total net assets                               $49.1 million

Number of holdings                                        58

Effective maturity(1)                             12.6 years

Effective duration(2)                              6.6 years

Weighted average bond rating(3)                          AA+

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------
STYLE MATRIX                                                                  <
--------------------------------------------------------------------------------

-----------------------------
      DURATION

SHORT    INT.    LONG
-----------------------------
                  X    HIGH
-----------------------------
                       MEDIUM  QUALITY
-----------------------------
                       LOW
-----------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

--------------------------------------------------------------------------------
CREDIT QUALITY SUMMARY                                                        <
--------------------------------------------------------------------------------

Percentage of bond portfolio assets
--------------------------------------------------------------------------------
AAA bonds                                                                  61.1%
--------------------------------------------------------------------------------
AA bonds                                                                   30.0
--------------------------------------------------------------------------------
A bonds                                                                     6.1
--------------------------------------------------------------------------------
BBB bonds                                                                   2.8
--------------------------------------------------------------------------------
Non-investment grade bonds                                                   --
--------------------------------------------------------------------------------

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 1.1% of the portfolio rating above was determined through internal analysis.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 7
--------------------------------------------------------------------------------

YIELD SNAPSHOT

RiverSource California Tax-Exempt Fund

--------------------------------------------------------------------------------
SEC YIELDS                                                                    <
--------------------------------------------------------------------------------

At June 30, 2006 by class
A: 3.48%         B: 2.89%         C: 2.88%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 9 for additional performance information.

RiverSource Massachusetts Tax-Exempt Fund

--------------------------------------------------------------------------------
SEC YIELDS                                                                    <
--------------------------------------------------------------------------------

At June 30, 2006 by class
A: 3.36%         B: 2.76%         C: 2.77%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 10 for additional performance information.

RiverSource Michigan Tax-Exempt Fund

--------------------------------------------------------------------------------
SEC YIELDS                                                                    <
--------------------------------------------------------------------------------

At June 30, 2006 by class
A: 3.29%         B: 2.69%         C: 2.70%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 11 for additional performance information.

RiverSource Minnesota Tax-Exempt Fund

--------------------------------------------------------------------------------
SEC YIELDS                                                                    <
--------------------------------------------------------------------------------

At June 30, 2006 by class
A: 3.45%         B: 2.85%         C: 2.86%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 12 for additional performance information.

RiverSource New York Tax-Exempt Fund

--------------------------------------------------------------------------------
SEC YIELDS                                                                    <
--------------------------------------------------------------------------------

At June 30, 2006 by class
A: 3.44%         B: 2.86%         C: 2.85%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 13 for additional performance information.

RiverSource Ohio Tax-Exempt Fund

--------------------------------------------------------------------------------
SEC YIELDS                                                                    <
--------------------------------------------------------------------------------

At June 30, 2006 by class
A: 3.38%         B: 2.78%         C: 2.78%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 14 for additional performance information.


--------------------------------------------------------------------------------
8 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

RiverSource California Tax-Exempt Fund

                                   RIVERSOURCE
                           CALIFORNIA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource California Tax-Exempt Fund Class A (excluding sales charge)    +0.81%

Lehman Brothers California 2 Plus Year Municipal Bond Index (unmanaged)    +1.18%

Lehman Brothers Municipal Bond Index (unmanaged)                           +0.89%

Lipper California Municipal Debt Funds Index                               +1.17%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                         CLASS A                   CLASS B                    CLASS C
(INCEPTION DATES)       (8/18/86)                 (3/20/95)                  (6/26/00)
                     NAV(1)    POP(2)      NAV(1)    AFTER CDSC(3)    NAV(1)   AFTER CDSC(4)
AT JUNE 30, 2006
--------------------------------------------------------------------------------------------
1 year               +0.81%    -3.98%      +0.05%        -4.75%       +0.06%       -0.91%
--------------------------------------------------------------------------------------------
3 years              +3.13%    +1.47%      +2.36%        +1.14%       +2.35%       +2.35%
--------------------------------------------------------------------------------------------
5 years              +4.45%    +3.44%      +3.70%        +3.36%       +3.70%       +3.70%
--------------------------------------------------------------------------------------------
10 years             +4.96%    +4.45%      +4.17%        +4.17%         N/A          N/A
--------------------------------------------------------------------------------------------
Since inception      +5.83%    +5.57%      +4.22%        +4.22%       +4.31%       +4.31%
--------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 9
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

RiverSource Massachusetts Tax-Exempt Fund

                                   RIVERSOURCE
                          MASSACHUSETTS TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource Massachusetts Tax-Exempt Fund Class A (excluding sales charge)             -0.29%

Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index (unmanaged)    +0.31%

Lehman Brothers Municipal Bond Index (unmanaged)                                       +0.89%

Lipper Massachusetts Municipal Debt Funds Index                                        +0.31%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                         CLASS A                   CLASS B                    CLASS C
(INCEPTION DATES)        (7/2/87)                 (3/20/95)                  (6/26/00)
                     NAV(1)    POP(2)      NAV(1)    AFTER CDSC(3)    NAV(1)   AFTER CDSC(4)
AT JUNE 30, 2006
--------------------------------------------------------------------------------------------
1 year               -0.29%    -5.03%      -1.05%        -5.84%       -1.05%       -2.01%
--------------------------------------------------------------------------------------------
3 years              +2.23%    +0.59%      +1.46%        +0.22%       +1.40%       +1.40%
--------------------------------------------------------------------------------------------
5 years              +3.86%    +2.85%      +3.07%        +2.72%       +3.04%       +3.04%
--------------------------------------------------------------------------------------------
10 years             +4.54%    +4.04%      +3.76%        +3.76%         N/A          N/A
--------------------------------------------------------------------------------------------
Since inception      +5.69%    +5.42%      +3.86%        +3.86%       +3.87%       +3.87%
--------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.


--------------------------------------------------------------------------------
10 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

RiverSource Michigan Tax-Exempt Fund

                                   RIVERSOURCE
                            MICHIGAN TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource Michigan Tax-Exempt Fund Class A (excluding sales charge)      +0.40%

Lehman Brothers Michigan Municipal Bond Index (unmanaged)                  +0.77%

Lehman Brothers Municipal Bond Index (unmanaged)                           +0.89%

Lipper Michigan Municipal Debt Funds Index                                 +0.50%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                         CLASS A                   CLASS B                    CLASS C
(INCEPTION DATES)       (7/2/87)                  (3/20/95)                  (6/26/00)
                     NAV(1)    POP(2)      NAV(1)    AFTER CDSC(3)    NAV(1)   AFTER CDSC(4)
AT JUNE 30, 2006
--------------------------------------------------------------------------------------------
1 year               +0.40%    -4.37%      -0.17%        -4.99%       -0.36%       -1.32%
--------------------------------------------------------------------------------------------
3 years              +2.42%    +0.77%      +1.71%        +0.48%       +1.64%       +1.64%
--------------------------------------------------------------------------------------------
5 years              +4.19%    +3.18%      +3.45%        +3.10%       +3.41%       +3.41%
--------------------------------------------------------------------------------------------
10 years             +4.62%    +4.11%      +3.85%        +3.85%         N/A          N/A
--------------------------------------------------------------------------------------------
Since inception      +5.87%    +5.60%      +3.97%        +3.97%       +4.20%       +4.20%
--------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 11
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

RiverSource Minnesota Tax-Exempt Fund

                                   RIVERSOURCE
                            MINNESOTA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource Minnesota Tax-Exempt Fund Class A (excluding sales charge)                 +0.29%

Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index (unmanaged)        +0.82%

Lehman Brothers Municipal Bond Index (unmanaged)                                       +0.89%

Lipper Minnesota Municipal Debt Funds Index                                            +0.86%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                         CLASS A                   CLASS B                    CLASS C
(INCEPTION DATES)       (8/18/86)                 (3/20/95)                  (6/26/00)
                     NAV(1)    POP(2)      NAV(1)    AFTER CDSC(3)    NAV(1)   AFTER CDSC(4)
AT JUNE 30, 2006
--------------------------------------------------------------------------------------------
1 year               +0.29%    -4.47%      -0.47%        -5.30%       -0.47%       -1.44%
--------------------------------------------------------------------------------------------
3 years              +2.40%    +0.75%      +1.64%        +0.38%       +1.63%       +1.63%
--------------------------------------------------------------------------------------------
5 years              +4.20%    +3.19%      +3.42%        +3.07%       +3.42%       +3.42%
--------------------------------------------------------------------------------------------
10 years             +4.86%    +4.35%      +4.07%        +4.07%         N/A          N/A
--------------------------------------------------------------------------------------------
Since inception      +5.89%    +5.63%      +4.15%        +4.15%       +4.17%       +4.17%
--------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.


--------------------------------------------------------------------------------
12 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

RiverSource New York Tax-Exempt Fund

                                   RIVERSOURCE
                            NEW YORK TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource New York Tax-Exempt Fund Class A (excluding sales charge)      +0.20%

Lehman Brothers New York 4 Plus Year Municipal Bond Index (unmanaged)      +0.78%

Lehman Brothers Municipal Bond Index (unmanaged)                           +0.89%

Lipper New York Municipal Debt Funds Index                                 +0.71%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                         CLASS A                   CLASS B                    CLASS C
(INCEPTION DATES)       (8/18/86)                 (3/20/95)                  (6/26/00)
                     NAV(1)    POP(2)      NAV(1)    AFTER CDSC(3)    NAV(1)   AFTER CDSC(4)
AT JUNE 30, 2006
--------------------------------------------------------------------------------------------
1 year               +0.20%    -4.55%      -0.55%        -5.33%       -0.55%       -1.50%
--------------------------------------------------------------------------------------------
3 years              +2.36%    +0.71%      +1.58%        +0.37%       +1.59%       +1.59%
--------------------------------------------------------------------------------------------
5 years              +4.12%    +3.12%      +3.34%        +3.00%       +3.38%       +3.38%
--------------------------------------------------------------------------------------------
10 years             +4.84%    +4.33%      +4.05%        +4.05%         N/A          N/A
--------------------------------------------------------------------------------------------
Since inception      +5.66%    +5.41%      +4.01%        +4.01%       +4.22%       +4.22%
--------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 13
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

RiverSource Ohio Tax-Exempt Fund

                                   RIVERSOURCE
                              OHIO TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource Ohio Tax-Exempt Fund Class A (excluding sales charge)          -0.41%

Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index (unmanaged) +0.60%

Lehman Brothers Municipal Bond Index (unmanaged)                           +0.89%

Lipper Ohio Municipal Debt Funds Index                                     +0.30%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                  <
--------------------------------------------------------------------------------

                         CLASS A                   CLASS B                    CLASS C
(INCEPTION DATES)       (7/2/87)                  (3/20/95)                  (6/26/00)
                     NAV(1)    POP(2)      NAV(1)    AFTER CDSC(3)    NAV(1)   AFTER CDSC(4)
AT JUNE 30, 2006
--------------------------------------------------------------------------------------------
1 year               -0.41%    -5.15%      -1.17%        -5.99%       -0.98%       -1.94%
--------------------------------------------------------------------------------------------
3 years              +1.88%    +0.24%      +1.11%        -0.14%       +1.17%       +1.17%
--------------------------------------------------------------------------------------------
5 years              +3.69%    +2.69%      +2.91%        +2.56%       +2.91%       +2.91%
--------------------------------------------------------------------------------------------
10 years             +4.49%    +3.98%      +3.71%        +3.71%         N/A          N/A
--------------------------------------------------------------------------------------------
Since inception      +5.66%    +5.39%      +3.77%        +3.77%       +3.67%       +3.67%
--------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.


--------------------------------------------------------------------------------
14 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager David Kerwin discusses the Funds' positioning and results for the fiscal year. Effective July 24, 2006, Rick LaCoff replaced David Kerwin as portfolio manager of the Funds.

Q: How did the RiverSource State Tax-Exempt Funds perform for the fiscal year?

A: All Fund returns are for Class A shares, excluding sales charge. All returns are for the 12 months ended June 30, 2006. All Lipper categories represent the respective Fund's peer group.

      o RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND gained 0.81%. The Fund underperformed the Lehman Brothers California 2 Plus Year Municipal Bond Index, which returned 1.18%. The Lipper California Municipal Debt Funds Index rose 1.17% for the same period.

      o RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND fell 0.29%. The Fund underperformed the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which rose 0.31%. The Lipper Massachusetts Municipal Debt Funds Index rose 0.31% for the same period.

      o RIVERSOURCE MICHIGAN TAX-EXEMPT FUND gained 0.40%. The Fund underperformed the Lehman Brothers Michigan Municipal Bond Index, which advanced 0.77%. The Lipper Michigan Municipal Debt Funds Index produced a total return of 0.50% for the same period.

      o RIVERSOURCE MINNESOTA TAX-EXEMPT FUND increased 0.29%. The Fund underperformed the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, which rose 0.82%. The Lipper Minnesota Municipal Debt Funds Index rose 0.86% for the same period.

      o RIVERSOURCE NEW YORK TAX-EXEMPT FUND advanced 0.20%. The Fund underperformed the Lehman Brother New York 4 Plus Year Municipal Bond Index, which rose 0.78%. The Lipper New York Municipal Debt Funds Index increased 0.71% for the same period.

      o RIVERSOURCE OHIO TAX-EXEMPT FUND declined 0.41%. The Fund underperformed the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, which gained 0.60%. The Lipper Ohio Municipal Debt Funds Index gained 0.30% for the same period.

      A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index gained 0.89% for the same period.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 15
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> EACH OF THE FUNDS UNDERPERFORMED THEIR RESPECTIVE LEHMAN BENCHMARK INDICES DUE PRIMARILY TO YIELD CURVE POSITIONING, THAT IS, THE WAY THE FUNDS WERE POSITIONED TO RESPOND TO CHANGES IN SHORT-TERM VS. LONG-TERM INTEREST RATES.

Q: What factors most significantly affected performance during the annual period?

A: The tax-exempt fixed income market produced modest but positive performance during the period, as a result of sharply rising rates across the spectrum of maturities, or yield curve. While tax-exempt yields moved higher across the yield curve, they did so more significantly at the short-term end than at the long-term end of the curve, causing a significant yield curve flattening. Interest rates rose largely in reaction to continued policy tightening by the Federal Reserve Board (the
      Fed), which hiked interest rates eight more times, bringing the targeted federal funds rate to 5.25% by the end of June 2006.

      Each of the Funds underperformed their respective Lehman benchmark indices due primarily to yield curve positioning, that is, the way the Funds were positioned to respond to changes in short-term vs. long-term interest rates. As mentioned earlier, the municipal yield curve flattened, as the difference in yields between short- and long-term securities narrowed. This flattening of the yield curve had a greater positive price impact on longer-term bonds than on shorter-term bonds. Thus, while the Funds' moderate exposure to the short-term segment of the municipal yield curve proved prudent, it was not enough to offset the detracting effect of the Funds' modest position in long-term bonds, which performed best over the annual period.

      A positive contributing factor to the annual performance of RiverSource New York Tax-Exempt Fund and RiverSource California Tax-Exempt Fund were their allocations to non-enhanced municipal tobacco bonds, which was a strong performing sector for the 12-month period. All six of the RiverSource state tax-exempt funds benefited from their positions in health care municipal bonds, which also performed well.


--------------------------------------------------------------------------------
16 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> GOING FORWARD, WE BELIEVE THE MAJOR FACTOR AFFECTING THE MUNICIPAL MARKET MAY WELL BE THE UNEXPECTED SLOWDOWN IN NEW ISSUE SUPPLY SEEN DURING THE FIRST SIX MONTHS OF 2006.

      Producing mixed results was exposure to bonds that were advance refunded during the 12 months ended June 30, 2006. Advance refunded bonds boosted the respective returns of RiverSource California Tax-Exempt Fund and RiverSource Michigan Tax-Exempt Fund and had a rather neutral effect on RiverSource Minnesota Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund. However, the modest exposure of RiverSource Massachusetts Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund to these strongly performing advance refunded bonds hurt performance. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are safely invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Given that the advance refunded bonds become, essentially, fully tax-exempt U.S. Treasury securities and no longer represent the credit risk profile of the original borrower, they often increase in value -- sometimes significantly.

      Detracting modestly from the RiverSource state-exempt funds of California, Michigan and New York was exposure to municipal bonds from Puerto Rico. Puerto Rico has been experiencing some fiscal distress, and the fundamentals of its municipal bond market deteriorated somewhat during the period.

      The primary reason the Funds underperformed their respective Lipper Municipal Debt Funds Index was their moderate exposure to bonds rated BBB compared to their peers. Bonds rated BBB generally outperformed higher quality bonds during the period.

Q: What changes did you make to the Funds and how are they currently positioned?

A: We increased holdings in single-family housing bonds in all of the RiverSource state tax-exempt funds but RiverSource Michigan Tax-Exempt Fund, as this sector offered an attractive yield during the period. In the RiverSource state tax-exempt funds of Massachusetts, Minnesota and Ohio, we established exposure to Commonwealth of


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 17
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      Puerto Rico municipal bonds, adding to positions on market weakness. Puerto Rico's government is currently working on the introduction of a local sales tax to raise revenues and reforms that would cut expenses. Should these potential fiscal remedies be enacted, Puerto Rico municipal bonds may be increasingly attractive to investors, given the triple-tax-exemption (i.e., federal, state and local) they offer.

      We increased exposure to non-enhanced municipal tobacco bonds in RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund. We believe the litigation risks this sector has faced have been reduced, given the number of cases already heard, and thus we expect these bonds to continue to perform well going forward. We added to each of the RiverSource state tax-exempt funds' exposure to bonds rated BBB on a highly selective basis. Given anticipated technical conditions within the municipal bond market, we expect these bonds to continue to perform well and provide attractive income during the coming months.

      We added exposure to bonds with maturities at the long-term end of the yield curve, (i.e., 20 years or longer), in the RiverSource state tax-exempt funds of California, Massachusetts, New York and Ohio. Toward the end of the period, we extended all six of the RiverSource state tax-exempt funds' duration a bit to bring it toward a neutral position relative to its respective Lehman benchmark index. In anticipation of the Fed nearing an end of its current tightening cycle, we believed it would be appropriate to add some interest rate sensitivity to the Funds.

      We focused on further diversifying the portfolios by bond holding, maturity, coupon and call dates. We believe this disciplined approach to portfolio diversification -- across multiple parameters -- should help reduce the volatility and risks associated with interest rate movements and produce more consistent returns for the Funds over the long term. At the same time, we sought opportunities to carry out tactical strategies wherever and whenever possible.


--------------------------------------------------------------------------------
18 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Funds in the coming months?

A: Going forward, we believe the major factor affecting the municipal market may well be the unexpected slowdown in new issue supply seen during the first six months of 2006. We expect the slowdown to continue through much of the year. As a result, municipal bonds are expensive, but, as interest rates have risen, so, too, has retail buyer demand. Given this technical condition within the supply/demand balance of municipal bonds, we believe the tax-exempt bond market may well continue to outperform the taxable bond market through 2006.

      From a broader perspective, we intend to position the Funds based on our belief that U.S. interest rates across the range of maturities, or yield curve, have risen to levels that seem reasonable given our economic view. We believe the most likely scenario is for inflation to be nudged higher but also for a modest economic slowdown to become apparent toward the end of 2006, with a slowdown in the housing sector the likely catalyst. We thus believe the Fed may soon pause in its current tightening cycle.

      Given this view, we intend to maintain the Funds' current neutral duration positioning compared to their respective Lehman benchmark index for the near term. We further intend to reduce the Funds' exposure to insured bonds and increase their allocation to uninsured bonds, with a bias toward health care bonds, particularly bonds for large health care systems, and essential service revenue bonds, such as public power and water and sewer issues. We feel these sectors may enable the Funds to potentially pick up incremental yield without taking on significant risk. Finally, we are watching closely for opportunities to modestly increase the Funds' exposure to bonds rated BBB, including those in the tobacco and health care sectors.

      We intend to maintain our focus on seeking higher quality securities with good structure and on further diversifying the portfolios. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 19
--------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource California Tax-Exempt Fund Class A shares (from 7/1/96 to 6/30/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers California 2 Plus Year Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper California Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at June 30, 2006

                                                                                                    SINCE
                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
-------------------------------------------------------------------------------------------------------------
Class A     Cumulative value of $10,000                  $ 9,602  $10,448   $11,842    $15,460      $29,353
-------------------------------------------------------------------------------------------------------------
            Average annual total return                    -3.98%   +1.47%    +3.44%     +4.45%       +5.57%
-------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS CALIFORNIA 2 PLUS YEAR MUNICIPAL BOND INDEX(1)
-------------------------------------------------------------------------------------------------------------
            Cumulative value of $10,000                  $10,118  $11,223   $13,020    $18,001          N/A
-------------------------------------------------------------------------------------------------------------
            Average annual total return                    +1.18%   +3.92%    +5.42%     +6.06%         N/A
-------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
-------------------------------------------------------------------------------------------------------------
            Cumulative value of $10,000                  $10,089  $11,001   $12,793    $17,560      $79,917
-------------------------------------------------------------------------------------------------------------
            Average annual total return                    +0.89%   +3.23%    +5.05%     +5.79%      +11.05%
-------------------------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX(3)
-------------------------------------------------------------------------------------------------------------
            Cumulative value of $10,000                  $10,117  $11,087   $12,666    $16,941      $33,212
-------------------------------------------------------------------------------------------------------------
            Average annual total return                    +1.17%   +3.50%    +4.84%     +5.41%       +6.24%
-------------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 9.


--------------------------------------------------------------------------------
20 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                           IN RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

               RiverSource         Lehman Brothers       Lehman Brothers            Lipper
                California           California 2         Municipal Bond          California
                Tax-Exempt            Plus Year              Index(2)             Municipal
               Fund Class A           Municipal                                   Debt Funds
                (includes            Bond Index(1)                                 Index(3)
              sales charge)
96                9525                  10000                 10000                 10000
97                10265                 10873                 10825                 10837
98                11066                 11872                 11762                 11797
99                11270                 12233                 12087                 12041
00                11517                 12656                 12480                 12278
01                12438                 13828                 13726                 13378
02                13142                 14828                 14676                 14202
03                14096                 16041                 15959                 15280
04                14131                 16240                 16080                 15375
05                15336                 17791                 17405                 16745
06                15460                 18001                 17560                 16941


(1) The Lehman Brothers California 2 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The index's returns include net reinvested dividends. The index's returns include net reinvested dividends.

(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index and Lipper peer group data is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers California 2 Plus Year Municipal Bond Index.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 21
--------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Massachusetts Tax-Exempt Fund Class A shares (from 7/1/96 to 6/30/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Massachusetts Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at June 30, 2006

                                                                                                SINCE
                                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
----------------------------------------------------------------------------------------------------------
Class A   Cumulative value of $10,000            $  9,497   $ 10,178   $ 11,509   $ 14,855   $     27,257
----------------------------------------------------------------------------------------------------------
          Average annual total return               -5.03%     +0.59%     +2.85%     +4.04%         +5.42%
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MASSACHUSETTS 3 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,031   $ 10,937   $ 12,879   $ 17,767            N/A
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.31%     +3.03%     +5.19%     +5.92%           N/A
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,089   $ 11,001   $ 12,793   $ 17,560   $     35,592
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.89%     +3.23%     +5.05%     +5.79%         +6.91%
----------------------------------------------------------------------------------------------------------
LIPPER MASSACHUSETTS MUNICIPAL DEBT FUNDS INDEX(3)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,031   $ 10,845   $ 12,516   $ 16,536            N/A
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.31%     +2.74%     +4.59%     +5.16%           N/A
----------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 10.


--------------------------------------------------------------------------------
22 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                           IN RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

               RiverSource         Lehman Brothers       Lehman Brothers           Lipper
              Massachusetts         Massachusetts         Municipal Bond        Massachusetts
                Tax-Exempt           3 Plus Year             Index(2)           Municipal Debt
               Fund Class A           Enhanced                                  Funds Index(3)
                (includes           Municipal Bond
              sales charge)            Index(1)
96                9525                  10000                 10000                 10000
97                10269                 10847                 10825                 10775
98                11111                 11799                 11762                 11676
99                11312                 12082                 12087                 11872
00                11317                 12454                 12480                 12029
01                12295                 13794                 13726                 13211
02                13025                 14813                 14676                 14043
03                13902                 16245                 15959                 15245
04                13869                 16321                 16080                 15268
05                14898                 17712                 17405                 16485
06                14855                 17767                 17560                 16536

(1) The Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Massachusetts investment-grade fixed-rate municipal bonds with maturities of three years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Massachusetts Municipal Debt Funds Index includes the 10 largest municipal debt funds in Massachusetts tracked by Lipper Inc. The index's returns include net reinvested dividends.

(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Massachusetts 3 Plus Enhanced Municipal Bond Index and Lipper peer group.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 23
--------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Michigan Tax-Exempt Fund Class A shares (from 7/1/96 to 6/30/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Michigan Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Michigan Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at June 30, 2006

                                                                                                SINCE
                                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE MICHIGAN TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
----------------------------------------------------------------------------------------------------------
Class A   Cumulative value of $10,000            $  9,563   $ 10,233   $ 11,694   $ 14,965   $     28,155
----------------------------------------------------------------------------------------------------------
          Average annual total return               -4.37%     +0.77%     +3.18%     +4.11%         +5.60%
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MICHIGAN MUNICIPAL BOND INDEX(1)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,077   $ 10,905   $ 12,781   $ 17,604            N/A
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.77%     +2.93%     +5.03%     +5.82%           N/A
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,089   $ 11,001   $ 12,793   $ 17,560   $     35,592
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.89%     +3.23%     +5.05%     +5.79%         +6.91%
----------------------------------------------------------------------------------------------------------
LIPPER MICHIGAN MUNICIPAL DEBT FUNDS INDEX(3)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,050   $ 10,750   $ 12,308   $ 16,037            N/A
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.50%     +2.44%    + 4.24%     +4.84%           N/A
----------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 11.


--------------------------------------------------------------------------------
24 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                             IN RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

               RiverSource         Lehman Brothers       Lehman Brothers           Lipper
                Michigan              Michigan            Municipal Bond          Michigan
                Tax-Exempt          Municipal Bond           Index(2)           Municipal Debt
               Fund Class A            Index(1)                                 Funds Index(3)
                (includes
              sales charge)
96                9525                  10000                 10000                 10000
97                10203                 10840                 10825                 10748
98                10993                 11804                 11762                 11590
99                11207                 12098                 12087                 11766
00                11191                 12461                 12480                 11914
01                12187                 13777                 13726                 13034
02                12898                 14746                 14676                 13826
03                13930                 16148                 15959                 14918
04                13956                 16217                 16080                 14887
05                14905                 17469                 17405                 15957
06                14965                 17604                 17560                 16037

(1) The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Michigan Municipal Debt Funds Index includes the 10 largest municipal debt funds in Michigan tracked by Lipper Inc. The index's returns include net reinvested dividends.

(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Michigan Municipal Bond Index and Lipper peer group.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 25
--------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Minnesota Tax-Exempt Fund Class A shares (from 7/1/96 to 6/30/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Minnesota Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at June 30, 2006

                                                                                                SINCE
                                                  1 YEAR     3 YEARS   5 YEARS    10 YEARS   INCEPTION(4)
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
----------------------------------------------------------------------------------------------------------
Class A   Cumulative value of $10,000            $  9,553   $ 10,227   $ 11,700   $ 15,310   $     29,686
----------------------------------------------------------------------------------------------------------
          Average annual total return               -4.47%     +0.75%     +3.19%     +4.35%         +5.63%
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MINNESOTA 3 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,082   $ 10,991   $ 12,793   $ 17,470            N/A
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.82%     +3.20%     +5.05%     +5.74%           N/A
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,089   $ 11,001   $ 12,793   $ 17,560   $     36,793
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.89%     +3.23%     +5.05%     +5.79%         +6.79%
----------------------------------------------------------------------------------------------------------
LIPPER MINNESOTA MUNICIPAL DEBT FUNDS INDEX(3)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,086   $ 10,921   $ 12,510   $ 16,279            N/A
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.86%     +2.98%     +4.58%     +4.99%           N/A
----------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 12.


--------------------------------------------------------------------------------
26 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                             IN RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

               RiverSource         Lehman Brothers       Lehman Brothers           Lipper
                Minnesota             Minnesota           Municipal Bond          Minnesota
                Tax-Exempt           3 Plus Year             Index(2)           Municipal Debt
               Fund Class A            Enhanced                                 Funds Index(3)
                (includes           Municipal Bond
              sales charge)            Index(1)
96                9525                  10000                 10000                 10000
97                10293                 10817                 10825                 10734
98                11121                 11755                 11762                 11578
99                11415                 12050                 12087                 11839
00                11483                 12402                 12480                 11931
01                12462                 13655                 13726                 13010
02                13228                 14590                 14676                 13800
03                14257                 15894                 15959                 14907
04                14303                 16058                 16080                 15029
05                15266                 17328                 17405                 16140
06                15310                 17470                 17560                 16279

(1) The Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The index's returns include net reinvested dividends.

(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index and Lipper peer group.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 27
--------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource New York Tax-Exempt Fund Class A shares (from 7/1/96 to 6/30/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper New York Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at June 30, 2006

                                                                                                SINCE
                                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE NEW YORK TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
----------------------------------------------------------------------------------------------------------
Class A   Cumulative value of $10,000            $  9,545   $ 10,215   $ 11,660   $ 15,277   $     28,482
----------------------------------------------------------------------------------------------------------
          Average annual total return               -4.55%     +0.71%     +3.12%     +4.33%         +5.41%
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS NEW YORK 4 PLUS YEAR MUNICIPAL BOND INDEX(1)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,078   $ 11,074   $ 12,952   $ 18,284            N/A
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.78%     +3.46%     +5.31%     +6.22%           N/A
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,089   $ 11,001   $ 12,793   $ 17,560   $     36,793
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.89%     +3.23%     +5.05%     +5.79%         +6.79%
----------------------------------------------------------------------------------------------------------
LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX(3)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,071   $ 10,902   $ 12,432   $ 16,461   $     32,054
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.71%     +2.92%     +4.45%     +5.11%         +6.05%
----------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 13.


--------------------------------------------------------------------------------
28 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                             IN RIVERSOURCE NEW YORK TAX-EXEMPT FUND

               RiverSource         Lehman Brothers       Lehman Brothers           Lipper
                New York              New York            Municipal Bond          New York
               Tax-Exempt           4 Plus Year              Index(2)          Municipal Debt
               Fund Class A        Municipal Bond                              Funds Index(3)
                (includes              Index(1)
              sales charge)
96                9525                  10000                 10000                 10000
97                10249                 10943                 10825                 10784
98                11092                 12009                 11762                 11711
99                11335                 12322                 12087                 11882
00                11422                 12726                 12480                 12006
01                12482                 14119                 13726                 13240
02                13139                 15062                 14676                 13992
03                14247                 16511                 15959                 15103
04                14244                 16633                 16080                 15157
05                15247                 18142                 17405                 16345
06                15277                 18284                 17560                 16461

(1) The Lehman Brothers New York 4 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The index's returns include net reinvested dividends.

(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index and Lipper peer group is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers New York 4 Plus Year Municipal Bond Index.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 29
--------------------------------------------------------------------------------

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Ohio Tax-Exempt Fund Class A shares (from 7/1/96 to 6/30/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Ohio Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
Results at June 30, 2006

                                                                                                SINCE
                                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE OHIO TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
----------------------------------------------------------------------------------------------------------
Class A   Cumulative value of $10,000            $  9,485   $ 10,072   $ 11,419   $ 14,708   $     27,110
----------------------------------------------------------------------------------------------------------
          Average annual total return               -5.15%     +0.24%     +2.69%     +3.98%         +5.39%
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS OHIO 4 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,060   $ 10,978   $ 12,934   $ 17,621            N/A
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.60%     +3.16%     +5.28%     +5.83%           N/A
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,089   $ 11,001   $ 12,793   $ 17,558   $     35,592
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.89%     +3.23%     +5.05%     +5.79%         +6.91%
----------------------------------------------------------------------------------------------------------
LIPPER OHIO MUNICIPAL DEBT FUNDS INDEX(3)
----------------------------------------------------------------------------------------------------------
          Cumulative value of $10,000            $ 10,030   $ 10,832   $ 12,432   $ 16,382            N/A
----------------------------------------------------------------------------------------------------------
          Average annual total return               +0.30%     +2.70%     +4.45%     +5.04%           N/A
----------------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 14.


--------------------------------------------------------------------------------
30 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                               IN RIVERSOURCE OHIO TAX-EXEMPT FUND

               RiverSource         Lehman Brothers        Lehman Brothers          Lipper
                  Ohio                   Ohio             Municipal Bond            Ohio
                Tax-Exempt           4 Plus Year             Index(2)           Municipal Debt
               Fund Class A         Municipal Bond                              Funds Index(3)
                (includes              Index(1)
              sales charge)
96                9525                  10000                 10000                 10000
97                10275                 10813                 10866                 10800
98                10536                 11733                 11166                 11012
99                10632                 12029                 11529                 11173
00                11477                 12373                 12680                 12232
01                12151                 13623                 13557                 12993
02                13011                 14631                 14742                 14036
03                12924                 16049                 14854                 14068
04                13816                 16123                 16078                 15158
05                14769                 17516                 17403                 16333
06                14708                 17621                 17558                 16382

(1) The Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Ohio investment-grade fixed-rate municipal bonds with maturities of four years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Ohio Municipal Debt Funds Index includes the 10 largest municipal debt funds in Ohio tracked by Lipper Inc. The index's returns include net reinvested dividends.

(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index and Lipper peer group.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 31
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource California Tax-Exempt Fund

JUNE 30, 2006

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------
MUNICIPAL BONDS (95.8%)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE(d,e)
Abag Finance Authority for Nonprofit Corporations
   Certificate of Participation
   National Center for International Schools Project
   Series 1996
     05-01-26             7.38%      $     2,200,000      $     2,244,836
Abag Finance Authority for Nonprofit Corporations
   Revenue Bonds
   San Diego Hospital Association
   Series 2001A
     08-15-20             6.13             2,500,000            2,677,050
Alhambra City Elementary School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FSA)
     09-01-22             5.95             1,055,000(b)           484,962
Anaheim Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2002A (FSA)
     08-01-16             5.38             1,550,000            1,671,598
Beaumont Financing Authority
   Revenue Bonds
   Series 2000A
     09-01-32             7.38             1,955,000            2,081,567
Beverly Hills Public Financing Authority
   Revenue Bonds
   Capital Improvements Project
   Series 1998A
     06-01-23             5.00             3,000,000            3,059,460
California County Tobacco Securitization Agency
   Asset-backed Revenue Bonds
   Alameda County
   Series 2002
     06-01-29             5.75               785,000              814,971
     06-01-42             6.00               240,000              249,708
California Educational Facilities Authority
   Revenue Bonds
   Stanford University
   Series 1997N
     12-01-27             5.20             1,000,000            1,026,180

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE(d,e)
California Educational Facilities Authority
   Revenue Bonds
   University of Southern California
   Series 2003A
     10-01-33             5.00%      $     2,000,000      $     2,027,240
California Educational Facilities Authority
   Revenue Bonds
   University of the Pacific
   Series 2006
     11-01-25             5.00             1,685,000            1,703,653
California Health Facilities Financing Authority
   Refunding Revenue Bonds
   Cedars-Sinai Medical Center
   Series 2005
     11-15-18             5.00             1,500,000            1,540,530
     11-15-34             5.00             1,525,000            1,524,909
California Health Facilities Financing Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004G
     07-01-23             5.25             3,500,000            3,587,114
California Health Facilities Financing Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006A
     04-01-39             5.25             2,000,000            2,045,760
California Health Facilities Financing Authority
   Revenue Bonds
   Sutter Health
   Series 1999A (MBIA)
     08-15-28             5.35             2,500,000            2,615,225
California Infrastructure & Economic Development Bank
   Prerefunded Revenue Bonds
   Bay Area Toll Bridges
   1st Lien
   Series 2003A (AMBAC)
     07-01-36             5.00               225,000              239,427

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
32 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE(d,e)
California Rural Home Mortgage Finance Authority
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 1998B-5 (GNMA/FNMA/FHLMC) A.M.T.
     12-01-29             6.35%      $        50,000      $        50,132
California State Department of Water Resources
   Prerefunded Revenue Bonds
   Series 2002A (MBIA)
     05-01-15             6.00             2,000,000            2,234,840
California State Department of Water Resources
   Revenue Bonds
   Series 2002A (MBIA)
     05-01-09             5.25             3,200,000            3,314,975
     05-01-10             5.25             3,000,000            3,136,830
California State Public Works Board
   Revenue Bonds
   Department of General Services
   Capital East End
   Series 2002A
     12-01-06             5.00             1,000,000            1,004,210
California Statewide Communities Development Authority
   Prerefunded Revenue Bonds
   Thomas Jefferson School of Law Project
   Series 2001
     10-01-31             7.75             2,500,000            2,900,500
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2004E
     04-01-32             3.88               750,000              745,973
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006B
     03-01-45             5.25             1,000,000            1,015,060
City of Los Angeles
   Revenue Bonds
   Series 2003A (FSA)
     02-01-13             5.00             2,000,000            2,109,760
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2004A
     07-01-24             5.00             1,000,000(c)         1,009,830

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE(d,e)
Contra Costa Water District
   Refunding Revenue Bonds
   Series 2003M (FSA)
     10-01-16             5.00%      $     1,500,000      $     1,572,210
County of Riverside
   Certificate of Participation
   Series 1998 (MBIA)
     12-01-21             5.00             1,530,000            1,569,719
County of San Diego
   Certificate of Participation
   Series 1993 Inverse Floater (AMBAC)
     09-01-07             7.32             3,200,000(g)         3,329,983
Desert Sands Unified School District
   Refunding Certificate of Participation
   Series 2003 (MBIA)
     03-01-17             5.25             1,135,000            1,208,230
Encinitas Union School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1996 (MBIA)
     08-01-15             5.85             2,500,000(b)         1,662,400
Fontana Unified School District
   Unlimited General Obligation Bonds
   Convertible Capital Appreciation
   Series 1997D (FGIC)
     05-01-22             5.75             2,000,000            2,126,980
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A
     06-01-19             5.00             1,500,000            1,524,615
     06-01-45             5.00             1,200,000            1,196,400
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A (FGIC)
     06-01-35             5.00             2,000,000            2,024,280
Golden State Tobacco Securitization Corporation
   Prerefunded Enhanced Asset-backed Revenue Bonds
   Series 2003B (FSA)
     06-01-43             5.00               110,000              116,167

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 33
--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE(d,e)
Golden State Tobacco Securitization Corporation
   Revenue Bonds
   Series 2003A-1
     06-01-33             6.25%      $     2,490,000      $     2,712,033
     06-01-39             6.75             1,250,000            1,397,938
     06-01-40             6.63               750,000              833,288
Inglewood Redevelopment Agency
   Refunding Tax Allocation Bonds
   Merged Redevelopment Project
   Series 1998A (AMBAC)
     05-01-23             5.25             1,100,000            1,187,802
Lake Elsinore Public Financing Authority
   Revenue Bonds
   Series 1997F
     09-01-20             7.10               800,000              838,720
Lancaster Redevelopment Agency
   Refunding Tax Allocation Bonds
   Combined Redevelopment Project Areas
   Series 2003 (MBIA)
     08-01-17             5.13             1,840,000            1,967,512
Los Angeles Department of Water & Power
   Revenue Bonds
   Power System
   Series 2003B (FSA)
     07-01-16             5.13             1,460,000            1,543,746
     07-01-17             5.13             2,315,000            2,439,177
Los Angeles Harbor Department
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
     08-01-13             5.00             2,000,000            2,091,940
Los Angeles Harbor Department
   Revenue Bonds
   Series 1988 Escrowed to Maturity
     10-01-18             7.60               925,000            1,106,642
Los Angeles Unified School District
   Certificate of Participation
   Multiple Properties Project
   Series 2002B Escrowed to Maturity (FSA)
     10-01-08             5.00             1,000,000            1,026,950
Menlo Park
   Unlimited General Obligation Bonds
   Series 2002
     08-01-32             5.30             1,900,000            1,990,269

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE(d,e)
Metropolitan Water District of Southern California
   Prerefunded Revenue Bonds
   Series 1997A
     07-01-26             5.00%      $     1,090,000      $     1,120,139
     07-01-26             5.00               645,000              662,834
Oxnard School District
   Unlimited General Obligation Refunding Bonds
   Series 2001A (MBIA)
     08-01-30             5.75             2,575,000            2,933,363
Pittsburg Redevelopment Agency
   Tax Allocation Bonds
   Los Medanos Community Development Project
   Zero Coupon
   Series 1999 (AMBAC)
     08-01-24             6.05             2,100,000(b)           871,017
Port of Oakland
   Revenue Bonds
   Series 1997G (MBIA) A.M.T.
     11-01-25             5.38             3,080,000            3,188,138
Port of Oakland
   Revenue Bonds
   Series 2000K (FGIC) A.M.T.
     11-01-18             5.63             1,000,000            1,046,860
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00             1,000,000(c)         1,048,420
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
     08-01-29             5.25             1,000,000(c)         1,057,220
Sacramento Municipal Utility District
   Revenue Bonds
   Series 2001N (MBIA)
     08-15-28             5.00               350,000              357,410
San Diego Public Water Facilities Financing Authority
   Revenue Bonds
   Series 2002 (MBIA)
     08-01-26             5.00             2,500,000            2,552,350

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
34 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE(d,e)
San Diego Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FGIC)
     07-01-12             3.70%      $     3,420,000(b)   $     2,657,306
San Francisco Bay Area Transit Financing Authority
   Revenue Bonds
   Series 2001 (AMBAC)
     07-01-36             5.13             2,000,000            2,034,720
San Francisco City & County Airports Commission
   Refunding Revenue Bonds
   2nd Series 2001-27B (FGIC)
     05-01-16             5.25             2,170,000            2,285,770
San Francisco City & County Public Utilities Commission
   Revenue Bonds
   Series 2002A (MBIA)
     11-01-25             5.00             2,000,000            2,047,720
San Jose Redevelopment Agency
   Refunding Tax Allocation Bonds
   Merged Area Redevelopment Project
   Series 2004A (MBIA)
     08-01-18             4.54             2,000,000           1,999,940
San Jose Redevelopment Agency
   Tax Allocation Bonds
   Merged Area Redevelopment Project
   Series 2003 (FGIC)
     08-01-33             4.90             2,395,000            2,407,694
San Juan Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999 (FSA)
     08-01-21             5.68               820,000(b)           398,864
     08-01-24             5.70             1,810,000(b)           750,734
San Mateo County Community College District
   Unlimited General Obligation Bonds
   Election of 2001
   Series 2002A (FGIC)
     09-01-18             5.38             1,000,000            1,069,780

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d,e)
San Ysidro School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Election 1997
   Zero Coupon
   Series 2005D (FGIC)
     08-01-27             4.91%      $     2,500,000(b)   $       879,550
Santa Maria Joint Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Election of 2000
   Series 2003B (FSA)
     08-01-27             5.00             3,000,000            3,193,349
Semitropic Improvement District
   Revenue Bonds
   Series 2004A (XLCA)
     12-01-28             5.00             2,000,000            2,023,160
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000
     05-01-19             5.63             2,155,000            2,304,847
     10-01-25             5.38             2,500,000            2,647,133
State of California
   Unlimited General Obligation Bonds
   Series 2001
     03-01-31             5.13             2,500,000            2,539,600
     06-01-31             5.13             2,500,000            2,541,550
State of California
   Unlimited General Obligation Bonds
   Series 2002
     02-01-15             6.00             1,000,000            1,116,950
State of California
   Unlimited General Obligation Bonds
   Series 2003
     02-01-10             5.00             1,000,000            1,033,940
     02-01-21             5.25             2,500,000            2,612,375
     02-01-29             5.25             2,500,000            2,576,850
     02-01-32             5.00             2,500,000            2,522,125
State of California
   Unlimited General Obligation Bonds
   Series 2003 (FGIC)
     11-01-20             5.25             1,000,000            1,054,560

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 35
--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE(d,e)
State of California
   Unlimited General Obligation Bonds
   Series 2004
     03-01-14             5.25%      $     2,000,000      $     2,133,420
     04-01-29             5.30             2,000,000            2,083,520
     02-01-33             5.00             1,000,000            1,008,740
State of California
   Unlimited General Obligation Bonds
   Series 2004 (FGIC)
     02-01-33             5.00             2,500,000            2,537,675
State of California
   Unlimited General Obligation Bonds
   Series 2004A
     01-01-11             5.25             1,000,000            1,052,120
State of California
   Unlimited General Obligation Bonds
   Series 2004A (FGIC)
     07-01-17             5.00             2,000,000            2,073,120
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
     11-01-22             5.00             2,000,000            2,045,360
     11-01-23             5.13             2,500,000            2,579,050
     11-01-24             5.13             2,000,000            2,060,740
State of California
   Unlimited General Obligation Bonds
   Veterans
   Series 2000B A.M.T.
     12-01-12             4.95             2,250,000            2,291,895
     12-01-13             5.05             1,435,000            1,460,945
     12-01-14             5.15             2,535,000            2,578,272
State of California
   Unlimited General Obligation Refunding Bonds
   Series 2000
     05-01-19             5.63               845,000              896,393

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE            AMOUNT
TITLE OF
ISSUE(d,e)
Stockton
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
     02-01-23             7.50%      $        30,000      $        30,295
Tobacco Securitization Authority of Northern California
   Prerefunded Asset-backed Revenue Bonds
   Series 2001A
     06-01-41             5.38               255,000              271,629
University of California
   Revenue Bonds
   Multiple Purpose Projects
   Series 2003Q (FSA)
     09-01-18             5.00             2,000,000            2,081,920
University of California
   Revenue Bonds
   Multiple Purpose
   Series 2000K (FGIC)
     09-01-20             5.00             1,010,000            1,038,381
Walnut Energy Center Authority
   Revenue Bonds
   Series 2004A (AMBAC)
     01-01-29             5.00             2,500,000            2,538,975
     01-01-34             5.00             1,000,000            1,011,190
Western Hills Water District
   Special Tax Bonds
   Diablo Grande Community Facilities #1
   Series 2001
     09-01-31             6.88             1,000,000            1,037,480
Whittier Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Election of 1999
   Series 2003D (FSA)
     08-01-28             5.00             2,615,000            2,795,330
-------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $172,126,569)                                      $   175,726,019
-------------------------------------------------------------------------

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
36 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL NOTES (2.9%)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
California Health Facilities Financing Authority
   Revenue Bonds
   Sutter Health
   V.R.D.N. Series 1996B
   (KBC Bank) AMBAC
     07-01-12             3.88%      $     2,800,000      $     2,800,000
California Infrastructure & Economic Development Bank
   Revenue Bonds
   Rand Corporation
   V.R.D.N. Series 2002B
   (JPMorgan Chase Bank) AMBAC
     04-01-42             3.89               600,000              600,000

-------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2002B-3
   (Bank of New York)
     05-01-22             3.91%      $     2,000,000      $     2,000,000
-------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $5,400,000)                                        $     5,400,000
-------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $177,526,569)(h)                                   $   181,126,019
=========================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.7% of net assets at June 30, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      --  ACA Financial Guaranty Corporation
      AMBAC    --  Ambac Assurance Corporation
      BIG      --  Bond Investors Guarantee
      CGIC     --  Capital Guaranty Insurance Company
      FGIC     --  Financial Guaranty Insurance Company
      FHA      --  Federal Housing Authority
      FNMA     --  Federal National Mortgage Association
      FHLMC    --  Federal Home Loan Mortgage Corporation
      FSA      --  Financial Security Assurance
      GNMA     --  Government National Mortgage Association
      MBIA     --  MBIA Insurance Corporation
      XLCA     --  XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   --  Alternative Minimum Tax -- At June 30, 2006, the value of securities subject to alternative minimum tax represented
                   6.9% of net assets.
      B.A.N.   --  Bond Anticipation Note
      C.P.     --  Commercial Paper
      R.A.N.   --  Revenue Anticipation Note
      T.A.N.   --  Tax Anticipation Note
      T.R.A.N. --  Tax & Revenue Anticipation Note
      V.R.     --  Variable Rate
      V.R.D.B. --  Variable Rate Demand Bond
      V.R.D.N. --  Variable Rate Demand Note


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 37
--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2006. At June 30, 2006, the value of inverse floaters represented 1.8% of net assets.

(h) At June 30, 2006, the cost of securities for federal income tax purposes was $177,497,138 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $  4,796,453
      Unrealized depreciation                                        (1,167,572)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                  $  3,628,881
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
38 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Massachusetts Tax-Exempt Fund

JUNE 30, 2006

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------
MUNICIPAL BONDS (97.0%)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE (d,e)
Boston Metropolitan District
   Unlimited General Obligation Refunding Bonds
   Series 2002A
     12-01-11             5.13%      $     2,050,000      $     2,156,908
City of Boston
   Revenue Bonds
   Series 2004A
     11-01-22             5.00             1,000,000            1,035,020
City of Boston
   Unlimited General Obligation Bonds
   Series 2005A
     01-01-14             5.00             1,000,000            1,058,170
City of Boston
   Unlimited General Obligation Refunding Bonds
   Series 2003A (MBIA)
     02-01-23             5.00             1,000,000            1,025,270
City of Springfield
   Limited General Obligation Bonds
   State Qualified
   Series 2003 (MBIA)
     01-15-20             5.25             1,405,000            1,485,141
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C (FSA)
     11-01-15             5.50             2,500,000            2,740,274
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidated Loan
   Series 2002E
     01-01-10             5.50             2,000,000            2,101,360
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 1997A (AMBAC)
     08-01-10             5.75             2,185,000            2,336,530
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B
     08-01-22             5.25               500,000              539,575

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE (d,e)
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002A (FGIC)
     01-01-14             5.00%      $     2,500,000      $     2,562,149
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C
     11-01-30             5.25             2,000,000            2,131,360
Commonwealth of Massachusetts
   Prerefunded Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2003D
     10-01-22             5.25             1,000,000            1,064,870
Commonwealth of Massachusetts
   Revenue Bonds
   Grant Anticipation Notes
   Series 1998A (FSA)
     06-15-09             5.25             1,500,000            1,550,670
Commonwealth of Massachusetts
   Special Obligation Refunding Bonds
   Federal Highway Grant Anticipation Notes
   Series 2003A (FSA)
     12-15-14             5.00             1,000,000            1,051,260
Commonwealth of Massachusetts
   Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2005B
     08-01-14             5.00               750,000              790,163
Commonwealth of Massachusetts
   Unlimited General Obligation Refunding Bonds
   Series 2004A (FSA)
     08-01-20             5.25               500,000              542,025
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001 (FSA)
     07-01-16             5.50               500,000(c)           548,295

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 39
--------------------------------------------------------------------------------

RiverSource Massachusetts Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE (d,e)
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001A (FGIC)
     07-01-29             5.50%      $       375,000(c)   $       419,149
Massachusetts Bay Transportation Authority
   Refunding Revenue Bonds
   Series 1992B
     03-01-16             6.20             1,500,000            1,686,930
Massachusetts Bay Transportation Authority
   Revenue Bonds
   Series 2005A
     07-01-30             5.00               450,000              468,635
     07-01-31             5.00               500,000              519,660
Massachusetts Bay Transportation Authority
   Special Assessment Bonds
   Series 2005A
     07-01-25             5.00               250,000              258,035
     07-01-26             5.00               250,000              257,478
Massachusetts Development Finance Agency
   Prerefunded Revenue Bonds
   Briarwood
   Series 2001B
     12-01-30             8.25               750,000              881,775
Massachusetts Development Finance Agency
   Revenue Bonds
   Devens Electric System
   Series 2001
     12-01-30             6.00             1,000,000            1,056,220
Massachusetts Development Finance Agency
   Revenue Bonds
   May Institute
   Series 1999 (Radian Group Financial Guaranty)
     09-01-29             5.75             1,000,000            1,037,760
Massachusetts Development Finance Agency
   Revenue Bonds
   Smith College
   Series 2005
     07-01-35             5.00               500,000              505,045
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Boston College
   Series 2003N
     06-01-21             5.25             1,000,000            1,056,180

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE (d,e)
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   Series 2002FF
     07-15-37             5.13%      $     2,500,000      $     2,576,299
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2003L
     07-01-13             5.00             1,000,000            1,057,920
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2004M
     07-01-25             5.25             1,000,000            1,100,460
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Williams College
   Series 2003H
     07-01-33             5.00             1,750,000            1,784,073
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2003-98 A.M.T.
     06-01-23             4.88               985,000              986,202
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2006-122 A.M.T.
     12-01-31             4.85               750,000              738,548
Massachusetts Industrial Finance Agency
   Revenue Bonds
   Tufts University
   Series 1998H (MBIA)
     02-15-28             4.75             1,000,000            1,001,900
Massachusetts Municipal Wholesale Electric Company
   Revenue Bonds
   Nuclear Project #5
   Series 2001A (MBIA)
     07-01-10             5.00             1,000,000            1,035,390
Massachusetts Port Authority
   Revenue Bonds
   Series 2003A (MBIA)
     07-01-18             5.00             1,000,000            1,036,350

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
40 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Massachusetts Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE (d,e)
Massachusetts School Building Authority
   Revenue Bonds
   Series 2005A (FSA)
     08-15-24             5.00%      $     1,000,000      $     1,031,700
Massachusetts State Water Pollution Abatement
   Revenue Bonds
   Pool Program
   Series 2004-10
     08-01-34             5.00             1,000,000            1,021,940
Massachusetts State Water Pollution Abatement
   Unrefunded Revenue Bonds
   Pool Program
   Series 2002-8
     08-01-20             5.00                25,000               25,871
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 1998B (FSA)
     08-01-11             5.50             1,430,000            1,529,528
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 2005A (MBIA)
     08-01-22             5.00               500,000              520,265
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 1992A (FGIC)
     07-15-19             6.50             2,000,000            2,341,099
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2004D (MBIA)
     08-01-27             4.75             1,000,000            1,006,530
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2006A (AMBAC)
     08-01-31             5.00               500,000              513,120
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA)
     07-01-13             5.13             1,000,000(c)         1,040,989
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002A Inverse Floater (MBIA)
     07-01-17             6.93               500,000(b,c)         596,840

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE (d,e)
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25%      $       300,000(c)   $       331,740
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00               625,000(c)           655,263
University of Massachusetts Building Authority
   Prerefunded Revenue Bonds
   Series 2003-1 (AMBAC)
     11-01-21             5.25             1,000,000            1,072,020
University of Massachusetts Building Authority
   Revenue Bonds
   Series 1976 Escrowed to Maturity
     05-01-11             7.50                50,000               54,505
Woods Hole Martha's Vineyard &
   Nantucket Steamship Authority
   Revenue Bonds
   Series 2004B
     03-01-20             5.00               750,000              780,953
Worcester
   Limited General Obligation Bonds
   Series 2001A (FGIC)
     08-15-12             5.50             1,400,000            1,492,106
-------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $57,987,449)                                       $    58,197,518
-------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL NOTES (1.5%)
-------------------------------------------------------------------------
ISSUE (d,e,f)          EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Capital Assets Program
   V.R.D.N. Series 1985D (State Street B&T) MBIA
     01-01-35             3.93%      $       900,000      $       900,000
-------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $900,000)                                          $       900,000
-------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $58,887,449)(g)                                    $    59,097,518
=========================================================================

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 41
--------------------------------------------------------------------------------

RiverSource Massachusetts Tax-Exempt Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2006. At June 30, 2006, the value of inverse floaters represented 1.0% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 6.0% of net assets at June 30, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   Ambac Assurance Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax -- At June 30, 2006, the value of
                     securities subject to alternative minimum tax represented
                     2.9% of net assets.
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(g) At June 30, 2006, the cost of securities for federal income tax purposes was $58,885,498 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $ 881,447
      Unrealized depreciation                                          (669,427)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                     $ 212,020
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
42 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Michigan Tax-Exempt Fund

JUNE 30, 2006

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------
MUNICIPAL BONDS (97.9%)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d)
Allen Park Public School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-18             5.00%      $     1,000,000      $     1,037,940
Anchor Bay School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-29             5.00             1,000,000            1,022,680
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001 (FSA)
     07-01-16             5.50               500,000(c)           548,295
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2004A
     07-01-24             5.00               500,000(c)           504,915
Detroit City School District
   Unlimited General Obligation Bonds
   School Building & Site Improvement
   Series 2003B (FGIC)
   (Qualified School Bond Loan Fund)
     05-01-11             5.25             1,000,000            1,056,040
Detroit
   Revenue Bonds
   Second Lien
   Series 2005A (MBIA)
     07-01-30             5.00               500,000              508,320
Detroit
   Revenue Bonds
   Senior Lien
   Series 2003A (MBIA)
     07-01-34             5.00             1,375,000            1,396,038

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d)
Detroit
   Revenue Bonds
   Series 2003B (MBIA)
     07-01-32             5.25%      $     1,500,000      $     1,554,960
Detroit
   Unlimited General Obligation Bonds
   Series 2001A-1 (MBIA)
     04-01-15             5.38             1,000,000            1,057,540
Eastern Michigan University
   Prerefunded Revenue Bonds
   Series 2003A (FGIC)
     06-01-28             5.00             1,000,000            1,056,060
Goodrich Area School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2003B
   (Qualified School Bond Loan Fund)
     05-01-27             5.00               505,000              533,462
Goodrich Area School District
   Unrefunded Unlimited General Obligation Bonds
   Series 2003B
   (Qualified School Bond Loan Fund)
     05-01-27             5.00               495,000              507,464
Grand Rapids Building Authority
   Prerefunded Revenue Bonds
   Series 2002A (AMBAC)
     10-01-17             5.50               505,000              546,122
Grand Rapids Building Authority
   Unrefunded Revenue Bonds
   Series 2002A (AMBAC)
     10-01-17             5.50               765,000              816,760
Howell Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-29             5.00             1,000,000            1,022,680

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 43
--------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d)
Jackson
   Limited General Obligation Bonds
   Capital Appreciation
   Downtown Development
   Zero Coupon
   Series 2001 (FSA)
     06-01-21             5.58%      $     1,450,000(b)   $       709,920
L'Anse Creuse Public Schools
   Unlimited General Obligation Refunding Bonds
   Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-11             4.00             1,000,000              999,520
Lansing Community College
   Limited General Obligation Bonds
   Series 2002 (FGIC)
     05-01-12             5.00             1,000,000            1,050,350
Lawton Community Schools
   Unlimited General Obligation Refunding Bonds
   Series 2001
   (Qualified School Bond Loan Fund)
     05-01-31             5.00             1,000,000            1,037,490
Manchester Community Schools
   Prerefunded Unlimited General Obligation Bonds
   Building & Site
   Series 2001
   (Qualified School Bond Loan Fund)
     05-01-26             5.00             1,400,000            1,463,854
Michigan Municipal Bond Authority
   Refunding Revenue Bonds
   Clean Water State Revolving Fund
   Series 2005
     10-01-15             5.00               500,000              530,725
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water State Revolving Fund
   Series 2001
     10-01-14             5.00               500,000              520,265
     10-01-20             5.00             1,000,000            1,033,390
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water State Revolving Fund
   Series 2002
     10-01-07             5.25             1,000,000            1,017,530
     10-01-20             5.38             1,000,000            1,067,770
     10-01-21             5.38             1,000,000            1,069,470

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d)
Michigan Municipal Bond Authority
   Revenue Bonds
   School District City of Detroit
   Series 2005 (FSA)
     06-01-19             5.00%      $       500,000      $       516,670
Michigan Public Power Agency
   Refunding Revenue Bonds
   Belle River Project
   Series 2002A (MBIA)
     01-01-09             5.25             2,000,000            2,062,899
     01-01-13             5.25               500,000              532,160
     01-01-14             5.25               500,000              533,420
Michigan State Building Authority
   Refunding Revenue Bonds
   Facilities Program
   Series 2003 II (MBIA)
     10-15-29             5.00             1,000,000            1,019,470
Michigan State Building Authority
   Revenue Bonds
   State Police Communications System
   Series 2002 Escrowed to Maturity
     10-01-07             4.00             1,000,000            1,002,830
Michigan State Building Authority
   Revenue Bonds
   State Police Communications System
   Series 2004 (MBIA)
     10-01-13             5.38               500,000              537,270
Michigan State Hospital Finance Authority
   Refunding Revenue Bonds
   Henry Ford Health System
   Series 2006A
     11-15-26             5.00               500,000              504,400
     11-15-46             5.25               500,000              508,360
Michigan State Hospital Finance Authority
   Refunding Revenue Bonds
   Sparrow Obligated Group
   Series 2005 (MBIA)
     11-15-36             5.00               500,000              505,680
Michigan State Hospital Finance Authority
   Revenue Bonds
   Oakwood Obligated Group
   Series 2003
     11-01-18             5.50             1,000,000            1,054,060

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
44 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d)
Michigan Strategic Fund
   Refunding Revenue Bonds
   Detroit Edison
   Series 1990BB (MBIA)
     07-15-08             7.00%      $     1,000,000      $     1,059,390
Plymouth-Canton Community School District
   Unlimited General Obligation Refunding Bonds
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-15             5.25               600,000              639,918
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 Inverse Floater (MBIA)
     07-01-17             6.93               250,000(c,g)         298,420
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2002C (XLCA)
     07-01-13             5.50             1,000,000(c)         1,084,290
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00               500,000(c)           524,210
Roseville School District
   Refunding Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (FSA)
   (Qualified School Bond Loan Fund)
     05-01-23             5.00               500,000              515,230
Saginaw Hospital Finance Authority
   Refunding Revenue Bonds
   Covenant Medical Center
   Series 2004G
     07-01-22             5.13               500,000              509,340
Saline Area Schools
   Unlimited General Obligation Bonds
   Series 2000A
   (Qualified School Bond Loan Fund)
     05-01-09             4.75             1,000,000            1,022,170
South Lyon Community Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003 (FGIC)
     05-01-28             5.00             1,000,000            1,018,910

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d)
Southfield Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003A
   (Qualified School Bond Loan Fund)
     05-01-22             5.25%      $     1,025,000      $     1,080,719
State of Michigan
   Certificate of Participation
   Series 2004A (MBIA)
     09-01-31             4.25               750,000              750,998
State of Michigan
   Unlimited General Obligation Bonds
   Environmental Programs
   Series 2003A
     05-01-10             5.00             1,000,000            1,038,630
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001
     07-01-30             7.38               750,000              842,115
Summit Academy
   Prerefunded Certificate of Participation
   Full Term
   Series 1998
     09-01-18             7.00               480,000              508,363
Troy City School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (MBIA)
   (Qualified School Board Loan Fund)
     05-01-24             5.00               500,000              514,430
Waverly Community School
   Prerefunded Unlimited General Obligation Bonds
   Series 2000 (FGIC)
     05-01-17             5.25             1,000,000            1,047,060
Western Township Utilities Authority
   Limited General Obligation Bonds
   Series 2002 (FGIC)
     01-01-08             5.00             1,500,000            1,524,675
Williamston Community School District
   Unlimited General Obligation Bonds
   Series 1996 (MBIA)
   (Qualified School Bond Loan Fund)
     05-01-25             5.50             1,000,000            1,100,280

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 45
--------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(d)
Wyandotte City School District
   Prerefunded Unlimited General Obligation Bonds
   Building & Site
   Series 2002
   (Qualified School Bond Loan Fund)
     05-01-14             5.38%      $     1,250,000      $     1,339,713
-------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $48,572,826)                                       $    48,865,640
-------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL NOTES (0.8%)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
Detroit
   Revenue Bonds
   Senior Lien
   V.R.D.N. Series 2003B
   (Dexia Credit Local) FSA
     07-01-33             3.99%      $       200,000      $       200,000
University of Michigan
   Refunding Revenue Bonds
   University of Michigan Hospitals
   V.R.D.N. Series 1992A
     12-01-19             3.95               200,000              200,000
-------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $400,000)                                          $       400,000
-------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $48,972,826)(h)                                    $    49,265,640
=========================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.9% of net assets at June 30, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   Ambac Assurance Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance


--------------------------------------------------------------------------------
46 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2006. At June 30, 2006, the value of inverse floaters represented 0.6% of net assets.

(h) At June 30, 2006, the cost of securities for federal income tax purposes was $48,972,826 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $  707,890
      Unrealized depreciation                                          (415,076)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                    $  292,814
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 47
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Minnesota Tax-Exempt Fund

JUNE 30, 2006

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------
MUNICIPAL BONDS (94.7%)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
Anoka County Housing & Redevelopment Authority
   Unlimited General Obligation Bonds
   Housing Development
   Series 2004 (AMBAC)
     02-01-34             5.00%      $     1,355,000      $     1,378,008
Anoka-Hennepin Independent School District #11
   Unlimited General Obligation Bonds
   Series 2001A
   (School District Credit Enhancement Program)
     02-01-09             5.00             2,415,000            2,481,654
     02-01-10             5.00             1,000,000            1,036,300
     02-01-13             5.00             4,175,000            4,340,581
     02-01-15             5.00             1,990,000            2,058,018
     02-01-16             5.00             2,000,000            2,067,520
Austin Housing & Redevelopment Authority
   Revenue Bonds
   Courtyard Residence Project
   Series 2000A
     01-01-32             7.25             2,000,000            2,087,120
Bloomington Independent School District #271
   Unlimited General Obligation Bonds
   Series 2001A (FSA)
   (School District Credit Enhancement Program)
     02-01-24             5.13             2,000,000            2,070,880
Bloomington Independent School District #271
   Unlimited General Obligation Refunding Bonds
   Building
   Series 1999B
   (School District Credit Enhancement Program)
     02-01-15             5.00             1,500,000            1,547,880
City of Breckenridge
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-30             5.00             3,335,000            3,408,370

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
City of Chaska
   Refunding Revenue Bonds
   Generating Facilities
   Series 2005A
     10-01-20             5.25%      $     1,165,000      $     1,223,168
     10-01-30             5.00             3,800,000            3,836,100
City of Maple Grove
   Revenue Bonds
   North Memorial Health Care
   Series 2005
     09-01-29             5.00             2,000,000            2,017,560
City of Minneapolis
   Revenue Bonds
   Fairview Health Services
   Series 2002B (MBIA)
     05-15-14             5.50             2,050,000            2,211,950
     05-15-15             5.50             2,160,000            2,324,808
     05-15-16             5.50             2,200,000            2,364,296
     05-15-17             5.50             1,295,000            1,392,410
City of Minneapolis
   Unlimited General Obligation Bonds
   Convention Center
   Series 2002
     12-01-12             5.00             1,500,000            1,561,785
City of Minneapolis
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2001
     12-01-11             5.00             3,035,000            3,191,576
City of Stillwater
   Revenue Bonds
   Health System Obligation Group
   Series 2005
     06-01-19             5.00             2,505,000            2,537,214
     06-01-25             5.00             1,750,000            1,758,663
     06-01-35             5.00             3,145,000            3,149,340

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
48 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001 (FSA)
     07-01-16             5.50%      $     1,500,000(c)   $     1,644,885
County of Anoka
   Limited General Obligation Refunding Bonds
   Capital Improvement
   Series 2001C (MBIA)
     02-01-09             4.60             2,960,000            3,017,365
County of Ramsey
   Unlimited General Obligation Refunding Bonds
   Capital Improvement Plan
   Series 2002B
     02-01-10             5.25             2,150,000            2,251,631
     02-01-14             5.25             3,840,000            4,036,877
County of Washington
   Unlimited General Obligation Refunding Bonds
   Capital Improvement Plan
   Series 2000A
     02-01-20             5.50             1,000,000            1,048,390
Edina Independent School District #273
   Unlimited General Obligation Bonds
   Series 2004
     02-01-12             4.00             3,700,000            3,709,065
     02-01-22             4.25             3,000,000            2,852,910
     02-01-23             4.50             3,000,000            3,001,590
     02-01-24             4.50             3,400,000            3,419,108
Elk River Independent School District #728
   Unlimited General Obligation Bonds
   Series 2002 Inverse Floater (FSA)
   (School District Credit Enhancement Program)
     02-01-18             7.50             1,200,000(g)         1,419,168
     02-01-19             7.50             1,150,000(g)         1,349,893
     02-01-20             7.50               950,000(g)         1,108,432
     02-01-21             7.51             1,285,000(g)         1,495,329
Elk River Independent School District #728
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
     02-01-16             5.00             3,000,000            3,129,450

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
Farmington Independent School District #192
   Unlimited General Obligation Bonds
   School Building
   Series 2005B (FSA)
   (School District Credit Enhancement Program)
     02-01-21             5.00%      $     3,615,000      $     3,742,248
Hennepin County
   Unlimited General Obligation Bonds
   Series 2003
     12-01-06             4.00             2,000,000            2,002,500
     12-01-23             4.75             2,000,000            2,029,420
Lake Superior Independent School District #381
   Unlimited General Obligation Bonds
   Building
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
     04-01-13             5.00             1,795,000            1,891,302
Lakeville Independent School District #194
   Unlimited General Obligation Refunding Bonds
   Series 1997A
   (School District Credit Enhancement Program)
     02-01-22             5.13             2,400,000            2,443,896
Marshall Independent School District #413
   Unlimited General Obligation Bonds
   Series 2003A (FSA)
   (School District Credit Enhancement Program)
     02-01-19             4.13             1,560,000            1,490,252
Metropolitan Council Minneapolis-St. Paul
   Metropolitan Area
   Unlimited General Obligation Bonds
   Transportation
   Series 2002C
     02-01-09             5.00             3,240,000            3,335,029
Minneapolis & St. Paul
   Housing & Redevelopment Authority
   Revenue Bonds
   HealthPartners Obligation Group Project
   Series 2003
     12-01-12             5.25             1,000,000            1,036,770
     12-01-15             5.13             1,500,000            1,531,875
     12-01-16             5.25             1,250,000            1,284,638

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 49
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
Minneapolis & St. Paul
   Housing & Redevelopment Authority
   Revenue Bonds
   HealthSpan
   Series 1993A (AMBAC)
     11-15-18             4.75%      $     5,000,000      $     5,019,000
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 1996-1
     06-01-11             6.00               980,000              987,997
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 1997-7A
     06-01-12             5.50               250,000              255,158
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 2001-2-A  A.M.T.
     06-01-19             5.88             1,000,000            1,055,340
Minneapolis Special School District #1
   Refunding Certificate of Participation
   Series 2002B (FSA)
   (School District Credit Enhancement Program)
     02-01-10             5.00             1,000,000            1,036,970
     02-01-11             5.00             1,040,000            1,084,772
Minneapolis/St. Paul Housing Finance Board
   Revenue Bonds
   Single Family Housing
   Series 2005-A-4 (GNMA/FNMA/FHLMC) A.M.T.
     12-01-37             4.70               109,828              104,798
Minneapolis-St. Paul Metropolitan Airports Commission
   Refunding Revenue Bonds
   Sub Series 2005C (FGIC)
     01-01-25             5.00             4,000,000            4,114,160
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 1998A (AMBAC)
     01-01-24             5.20             4,000,000            4,108,040
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 1999B (FGIC) A.M.T.
     01-01-16             5.63             2,920,000            3,044,275

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 2001B (FGIC) A.M.T.
     01-01-16             5.75%      $     4,875,000      $     5,134,155
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Sub Series 2001C (FGIC)
     01-01-18             5.50             2,000,000            2,115,340
     01-01-32             5.25             7,000,000            7,231,139
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Bonds
   Sub Series 2005A (AMBAC)
     01-01-29             5.00             1,900,000            1,946,170
Minnesota Agricultural & Economic Development Board
   Prerefunded Revenue Bonds
   Health Care System
   Series 2000A
     11-15-22             6.38             4,845,000            5,349,704
     11-15-29             6.38             2,910,000            3,213,135
Minnesota Agricultural & Economic Development Board
   Revenue Bonds
   Health Care System - Benedictine Health
   Series 1999A (MBIA)
     02-15-16             4.75             1,000,000            1,018,590
Minnesota Agricultural & Economic Development Board
   Unrefunded Revenue Bonds
   Health Care System
   Series 2000A
     11-15-22             6.38               155,000              169,195
     11-15-29             6.38                90,000               98,393
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   Macalester College
   6th Series 2004B
     03-01-17             5.00             2,395,000            2,495,279
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. John's University
   6th Series 2005G
     10-01-22             5.00             2,000,000            2,053,440
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   University of St. Thomas
   5th Series 2004Y
     10-01-34             5.25             2,800,000            2,890,440

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
50 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
Minnesota Housing Finance Agency
   Revenue Bonds
   Residential Housing Finance
   Series 2006B A.M.T.
     07-01-26             4.75%      $     1,905,000      $     1,868,824
     07-01-31             4.85             2,570,000            2,526,130
     07-01-37             4.90             5,000,000            4,883,100
Minnesota Housing Finance Agency
   Revenue Bonds
   Series 2002 Inverse Floater A.M.T.
     07-01-33             8.48             1,075,000(g)         1,120,505
Minnesota Housing Finance Agency
   Revenue Bonds
   Single Family Mortgage
   Series 1996J A.M.T.
     07-01-21             5.60                90,000               90,962
Minnesota Housing Finance Agency
   Revenue Bonds
   Single Family Mortgage
   Series 1997K A.M.T.
     01-01-26             5.75               975,000              985,091
Minnesota Public Facilities Authority
   Prerefunded Revenue Bonds
   Series 2001A
     03-01-20             5.00             4,000,000            4,146,880
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2002B
     03-01-10             5.00             2,500,000            2,598,700
     03-01-13             5.25             2,500,000            2,674,800
     03-01-14             5.25             2,500,000            2,685,375
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2005C
     03-01-25             5.00             2,000,000            2,066,560
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2004A
     10-01-29             5.13             3,500,000            3,552,570
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2005
     10-01-30             5.00             2,000,000            2,004,240

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
Monticello Big Lake Community Hospital District
   Revenue Bonds
   Health Care Facilities
   Series 1998A
   (Radian Group Financial Guaranty)
     12-01-19             5.75%      $     1,600,000      $     1,674,704
Northern Municipal Power Agency
   Refunding Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1989A (AMBAC)
     01-01-10             3.80             2,000,000(b)         1,727,860
Northern Municipal Power Agency
   Refunding Revenue Bonds
   Series 1998B (AMBAC)
     01-01-20             4.75             5,000,000            5,059,200
Osseo Independent School District #279
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
     02-01-11             5.00             1,570,000            1,638,264
     02-01-12             5.00             3,455,000            3,625,884
     02-01-15             5.25             3,585,000            3,791,962
Osseo Independent School District #279
   Unlimited General Obligation Refunding Bonds
   School Building
   Series 2000A
   (School District Credit Enhancement Program)
     02-01-13             5.75             3,200,000            3,401,824
     02-01-14             5.75             1,100,000            1,167,672
Plymouth Housing & Redevelopment Authority
   Unlimited General Obligation Bonds
   Governmental Housing Project
   Series 2005
     02-01-35             5.00             2,135,000            2,197,897
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA)
     07-01-13             5.13             3,000,000(c)         3,122,970
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2003NN (MBIA)
     07-01-32             5.00             2,820,000(c)         2,873,213

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 51
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25%      $     1,650,000(c)   $     1,824,570
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
     08-01-17             5.25             2,250,000(c)         2,386,485
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00             1,500,000(c)         1,572,630
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
     08-01-29             5.25             2,000,000(c)         2,114,440
Shakopee
   Revenue Bonds
   St. Francis Regional Medical Center
   Series 2004
     09-01-25             5.10             3,300,000            3,339,270
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1994A (MBIA)
     01-01-19             6.67            17,000,000(b)         9,402,359
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2002A (AMBAC)
     01-01-17             5.25             6,000,000            6,455,999
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2003A (MBIA)
     01-01-11             5.00             5,500,000            5,732,979
St. Cloud Housing & Redevelopment Authority
   Revenue Bonds
   State University Foundation Project
   Series 2002
     05-01-18             5.13             3,000,000            3,122,910

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                 VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Community of Peace Academy Project
   Series 2001A
     12-01-30             7.88%      $     2,390,000      $     2,535,455
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Healtheast Project
   Series 2005
     11-15-25             6.00             1,250,000            1,339,300
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Lyngblomsten Care Center Housing Project
   Series 1993
     11-01-06             7.13               265,000              266,529
     11-01-17             7.13             1,480,000            1,485,520
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Rental - Lyngblomsten Housing Project
   Series 1993
     11-01-24             7.00             1,680,000            1,684,553
St. Paul Port Authority
   Revenue Bonds
   Office Building at Cedar Street
   Series 2003
     12-01-23             5.00             5,000,000            5,120,900
     12-01-27             5.13             5,350,000            5,504,027
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2001
     10-01-10             5.00             5,000,000            5,222,500
     10-01-14             5.00             4,000,000            4,190,880
     10-01-15             5.00             4,455,000            4,654,762
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2002
     08-01-10             5.00             4,075,000            4,251,407
     11-01-15             5.25             3,575,000            3,805,731
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2003
     08-01-12             5.00             2,000,000            2,115,620

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
52 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2004
     11-01-24             5.00%      $     3,500,000      $    3,637,340
Steele County
   Refunding Revenue Bonds
   Elderly Housing Project
   Series 2000
     06-01-30             6.88             2,205,000            2,418,510
Todd Morrison Cass & Wadena Counties
   United Hospital District
   Unlimited General Obligation Bonds
   Health Care Facilities-Lakewood
   Series 2004
     12-01-34             5.00             2,500,000            2,496,125
University of Minnesota
   Revenue Bonds
   Residual Certificates
   Series 2002 Inverse Floater
     07-01-21             8.27             2,830,000(g)         3,771,711
Virginia Housing & Redevelopment Authority
   Revenue Bonds
   Series 2005
     10-01-20             5.13             1,350,000            1,349,217
Western Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2003A (MBIA)
     01-01-26             5.00             7,250,000            7,431,394
White Bear Lake Independent School District #624
   Unlimited General Obligation Refunding Bonds
   School Building
   Series 2002C (FSA)
   (School District Credit Enhancement Program)
     02-01-09             5.00             1,375,000            1,414,999
White Bear Lake Independent School District #624
   Unlimited General Obligation Refunding Bonds
   Series 2002B (FGIC)
   (School District Credit Enhancement Program)
     02-01-13             5.00             1,405,000            1,472,342
     02-01-14             5.00             1,480,000            1,544,928

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                 COUPON          PRINCIPAL                VALUE(a)
ISSUER AND               RATE             AMOUNT
TITLE OF
ISSUE(d,e)
Willmar
   Unlimited General Obligation Bonds
   Rice Memorial Hospital Project
   Series 2002 (FSA)
     02-01-11             5.00%      $     1,025,000      $     1,066,953
     02-01-12             5.00             1,120,000            1,171,979
     02-01-13             5.00             1,200,000            1,258,800
-------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $323,021,191)                                      $   327,491,025
-------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL NOTES (2.7%)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE          AMOUNT                 VALUE(a)
                         YIELD          PAYABLE AT
                                         MATURITY
City of Minneapolis
   Refunding Revenue Bonds
   Fairview Health Services
   V.R.D.N. Series 2005B
   (Royal Bank of Canada) AMBAC
     11-15-29             3.96%      $     1,700,000      $     1,700,000
City of Minneapolis
   Revenue Bonds
   Guthrie Theater Project
   V.R.D.N. Series 2003A (Wells Fargo Bank)
     10-01-23             3.97             1,800,000            1,800,000
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2000H
   (Harris Trust & Savings Bank)
     10-01-30             4.04               750,000              750,000
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2002M2
   (Harris Trust & Savings Bank)
     10-01-20             4.04             1,100,000            1,100,000
Robbinsdale
   Revenue Bonds
   North Memorial Healthcare-Tranche II
   V.R.D.N. Series 2003 AMBAC
     05-15-33             3.45             2,875,000            2,875,000

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 53
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE          AMOUNT                 VALUE(a)
                         YIELD          PAYABLE AT
                                         MATURITY
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Minnesota Public Radio Project
   V.R.D.N. Series 2005
   (Allied Irish Bank)
     10-01-25             4.04%      $     1,020,000      $     1,020,000

-------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
-------------------------------------------------------------------------
ISSUE(d,e,f)           EFFECTIVE          AMOUNT                 VALUE(a)
                         YIELD          PAYABLE AT
                                         MATURITY
St. Paul Port Authority
   Revenue Bonds
   Minnesota Public Radio Project
   V.R.D.N. 7th Series 2005
   (Allied Irish Bank)
     05-01-25             4.04%      $       100,000      $       100,000
-------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $9,345,000)                                        $     9,345,000
-------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $332,366,191)(h)                                   $   336,836,025
=========================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.5% of net assets at June 30, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At June 30, 2006, the value of securities subject toalternative minimum tax represented 6.0% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note


--------------------------------------------------------------------------------
54 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------
(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2006. At June 30, 2006, the value of inverse floaters represented 3.0% of net assets.

(h) At June 30, 2006, the cost of securities for federal income tax purposes was $332,161,195 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $  7,223,474
      Unrealized depreciation                                  (2,548,644)
      -------------------------------------------------------------------
      Net unrealized appreciation                            $  4,674,830
      -------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 55
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource New York Tax-Exempt Fund

JUNE 30, 2006

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------
MUNICIPAL BONDS (95.9%)
-------------------------------------------------------------------------
NAME OF                  COUPON        PRINCIPAL                 VALUE(a)
ISSUER AND                RATE          AMOUNT
TITLE OF
ISSUE(b,c)
City of New York
   Unlimited General Obligation Bonds
   Series 2000 Inverse Floater (FGIC)
     05-15-16             9.41%      $       830,000(f)   $     1,027,167
City of New York
   Unlimited General Obligation Bonds
   Series 2002C (XLCA)
     03-15-12             5.00             1,000,000            1,045,730
City of New York
   Unlimited General Obligation Bonds
   Series 2002E
     08-01-16             5.75             2,000,000            2,158,939
City of New York
   Unlimited General Obligation Bonds
   Series 2003I
     03-01-27             5.38             2,000,000            2,101,880
City of New York
   Unlimited General Obligation Bonds
   Series 2003J
     06-01-18             5.50             2,000,000            2,129,659
     06-01-20             5.50             2,000,000            2,119,879
City of New York
   Unlimited General Obligation Bonds
   Series 2004D
     11-01-34             5.00             1,000,000            1,011,470
City of New York
   Unlimited General Obligation Bonds
   Series 2004E (FSA)
     11-01-22             5.00               750,000              773,108
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2004A
     07-01-24             5.00               500,000(d)           504,915
County of Monroe
   Unlimited General Obligation Refunding Bonds
   Public Improvement
   Series 1996 (MBIA)
     03-01-15             6.00             1,250,000            1,401,150

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
Liberty Development Corporation
   Revenue Bonds
   Goldman Sachs Headquarters
   Series 2005
     10-01-35             5.25%      $       500,000      $       531,850
Long Island Power Authority
   Revenue Bonds
   Series 1998-8 (AMBAC)
     04-01-09             5.25             1,000,000            1,035,970
Long Island Power Authority
   Revenue Bonds
   Series 2003C (CIFG)
     09-01-33             5.00                20,000               20,372
Metropolitan Transportation Authority
   Prerefunded Revenue Bonds
   Series 1998A (FGIC)
     04-01-28             4.75             1,000,000            1,044,020
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A
     01-01-16             5.75               500,000              552,295
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A (AMBAC)
     11-15-19             5.50             1,000,000            1,074,710
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002A (FSA)
     11-15-26             5.50               750,000              803,438
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2005F
     11-15-12             5.00               560,000              587,289
     11-15-35             5.00               500,000              504,810
Nassau County Tobacco Settlement Corporation
   Asset-backed Revenue Bonds
   Series 2006A-3
     06-01-46             5.13               500,000              480,880

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
56 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
New York City Housing Development Corporation
   Revenue Bonds
   Capital Funding Program
   New York City Housing Authority Program
   Series 2005A (FGIC)
     07-01-25             5.00%      $     1,500,000      $     1,542,630
New York City Industrial Development Agency
   Revenue Bonds
   Terminal One Group Association Project
   Series 2005 A.M.T.
     01-01-24             5.50               500,000              521,000
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2002A
     06-15-29             5.00             1,000,000            1,020,560
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2004A
     06-15-39             5.00             1,000,000            1,011,730
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2005D (AMBAC)
     06-15-39             5.00               750,000              766,800
New York City Transitional Finance Authority
   Prerefunded Revenue Bonds
   Future Tax
   Series 1999C
     05-01-25             5.50               220,000              231,453
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2003D
     02-01-23             5.00               500,000              514,925
     02-01-31             5.00             1,000,000            1,020,150
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2004C
     02-01-33             5.00             1,000,000            1,018,250
New York City Trust for Cultural Resources
   Revenue Bonds
   Museum of American Folk Art
   Series 2000 (ACA)
     07-01-22             6.00             1,000,000            1,070,860

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
New York Counties Tobacco Trust II
   Revenue Bonds
   Tobacco Settlement Pass Thru Bonds
   Series 2001
     06-01-35             5.63%      $       500,000      $       509,775
New York Mortgage Agency
   Revenue Bonds
   Series 2002 Inverse Floater A.M.T.
     04-01-32             7.88               400,000(f)           420,112
New York Power Authority
   Revenue Bonds
   Series 2000A
     11-15-30             5.25             1,000,000            1,040,560
New York State Dormitory Authority
   Prerefunded Revenue Bonds
   Series 1990B
     05-15-11             7.50               415,000              459,853
New York State Dormitory Authority
   Revenue Bonds
   Brooklyn Law School
   Series 2003B (XLCA)
     07-01-30             5.13             1,000,000            1,035,290
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   Series 1993A
     07-01-13             5.75             3,000,000            3,211,289
New York State Dormitory Authority
   Revenue Bonds
   Education
   Series 2005F
     03-15-23             5.00               250,000              257,805
New York State Dormitory Authority
   Revenue Bonds
   Hospital
   Series 2004A (FHA/FSA)
     08-15-13             5.25               500,000              533,220
New York State Dormitory Authority
   Revenue Bonds
   Memorial Sloan-Kettering Center
   Series 2003-1 (MBIA)
     07-01-21             5.00             1,000,000            1,029,080

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 57
--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
New York State Dormitory Authority
   Revenue Bonds
   Memorial Sloan-Kettering Center
   Series 2006-1
     07-01-35             5.00%      $       500,000      $       510,245
New York State Dormitory Authority
   Revenue Bonds
   Mental Health Services Facilities Improvement
   Series 2005E (FGIC)
     02-15-22             5.00               750,000              772,703
New York State Dormitory Authority
   Revenue Bonds
   Montefiore Hospital
   Series 2004 (FGIC/FHA)
     08-01-19             5.00               735,000              762,460
New York State Dormitory Authority
   Revenue Bonds
   Pratt Institute
   Series 1999
   (Radian Group Financial Guaranty)
     07-01-20             6.00             1,500,000            1,607,220
New York State Dormitory Authority
   Revenue Bonds
   Series 2002B (AMBAC)
     11-15-26             5.25             1,000,000            1,063,050
New York State Dormitory Authority
   Unrefunded Revenue Bonds
   Series 1990B
     05-15-11             7.50               970,000            1,071,055
New York State Energy Research & Development Authority
   Revenue Bonds
   New York State Electric & Gas
   Series 1985B (MBIA)
     10-15-15             4.00             1,000,000              980,200
New York State Energy Research & Development Authority
   Revenue Bonds
   Residual Certificates
   Series 2000 Inverse Floater (MBIA)
     01-01-21             8.30               330,000(f)           348,464
New York State Environmental Facilities Corporation
   Revenue Bonds
   New York City Municipal Water Financing Project
   Series 2004
     06-15-26             5.00             1,000,000            1,031,700

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002B
     06-15-31             5.00%      $     1,000,000      $     1,021,080
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002K
     06-15-28             5.00             1,000,000            1,025,260
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   Series 2003
     06-15-32             5.00             1,000,000            1,022,320
New York State Thruway Authority
   Revenue Bonds
   Second General Resolution
   Series 2003B (FSA)
     04-01-21             4.75               835,000              846,473
New York State Thruway Authority
   Revenue Bonds
   Series 2005G (FSA)
     01-01-24             5.00             1,000,000            1,033,630
     01-01-28             5.00               750,000              769,095
New York State Thruway Authority
   Revenue Bonds
   Transportation
   Series 2003A (MBIA)
     03-15-22             5.00             1,000,000            1,027,970
New York State Thruway Authority
   Revenue Bonds
   Transportation
   Series 2004A (AMBAC)
     03-15-12             5.25               750,000              798,825
New York State Urban Development Corporation
   Refunding Revenue Bonds
   Service Contract
   Series 2005 (FSA)
     01-01-17             5.00             1,000,000            1,050,190

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
58 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
New York State Urban Development Corporation
   Revenue Bonds
   Series 2002A (XLCA)
     01-01-11             5.25%      $     1,000,000      $     1,052,120
Niagara Falls Public Water Authority
   Prerefunded Revenue Bonds
   Series 2003A (MBIA)
     07-15-28             5.50             1,000,000            1,000,440
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 134th
   Series 2004
     07-15-34             5.00             1,000,000            1,017,430
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 143rd
   Series 2006 FSA A.M.T.
     10-01-21             5.00             1,000,000            1,026,300
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 Inverse Floater (MBIA)
     07-01-17             6.93               500,000(d,f)         596,840
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
     08-01-17             5.25             1,000,000(d)         1,060,660
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
     08-01-29             5.25             1,000,000(d)         1,057,220
Rensselaer County Industrial Development Agency
   Revenue Bonds
   Rensselaer Polytechnic Institute
   Series 2006
     03-01-36             5.00               500,000              506,465
Sales Tax Asset Receivables Corporation
   Revenue Bonds
   Series 2004A (MBIA)
     10-15-23             5.00               750,000              777,195

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
Suffolk County Industrial Development Agency
   Prerefunded Revenue Bonds
   1st Mortgage Jeffersons Ferry
   Series 1999A
     11-01-28             7.25%      $       250,000      $       279,635
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
     06-01-16             5.50               500,000              524,255
Tobacco Settlement Financing Authority
   Revenue Bonds
   Series 2003B-1C
     06-01-14             5.50               500,000              519,510
     06-01-15             5.50               500,000              524,435
Triborough Bridge & Tunnel Authority
   Refunding Revenue Bonds
   Series 2002B
     11-15-29             5.13             1,000,000            1,036,970
Triborough Bridge & Tunnel Authority
   Revenue Bonds
   Convention Center Project
   Series 1990E
     01-01-11             6.00             1,145,000            1,236,234
TSASC Incorporated
   Revenue Bonds
   1st Series 2006
     06-01-34             5.00               500,000              483,995
Westchester Tobacco Asset Securitization
   Revenue Bonds
   Series 2005
     06-01-26             5.00               875,000              858,708
-------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $67,585,507)                                       $    68,425,225
-------------------------------------------------------------------------

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 59
--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL NOTES (2.8%)
-------------------------------------------------------------------------
ISSUE(b,c,e)           EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
City of New York
   Unlimited General Obligation Bonds
   V.R.D.N. Series 2005E-2
   (Bank of America)
     08-01-34             4.03%      $       200,000      $       200,000
New York City Municipal Water Finance Authority
   Revenue Bonds
   V.R.D.N. Series 1993C FGIC
     06-15-23             3.93             1,800,000            1,800,000
-------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $2,000,000)                                        $     2,000,000
-------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $69,585,507)(g)                                    $    70,425,225
=========================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   Ambac Assurance Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      CIFG      --   IXIS Financial Guaranty
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax -- At June 30, 2006, the value of
                     securities subject to alternative minimum tax represented
                     2.8% of net assets.
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note


--------------------------------------------------------------------------------
60 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.5% of net assets at June 30, 2006.

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2006. At June 30, 2006, the value of inverse floaters represented 3.4% of net assets.

(g) At June 30, 2006, the cost of securities for federal income tax purposes was $69,574,341 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $1,475,044
      Unrealized depreciation                                          (624,160)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                    $  850,884
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 61
--------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Ohio Tax-Exempt Fund

JUNE 30, 2006

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------
MUNICIPAL BONDS (97.5%)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
Bowling Green State University
   Revenue Bonds
   Series 2003 (AMBAC)
     06-01-12             5.00%      $     1,145,000      $     1,203,395
Brookville Local School District
   Unlimited General Obligation Bonds
   Series 2003 (FSA)
     12-01-18             5.25             1,000,000            1,060,300
Cincinnati City School District
   Limited General Obligation Bonds
   School Improvement
   Series 2002 (FSA)
     06-01-21             5.25             1,000,000            1,053,210
Cincinnati City School District
   Unlimited General Obligation Bonds
   Classroom Facilities Construction & Improvement
   Series 2003 (FSA)
     12-01-31             5.00               500,000              508,640
City of Cincinnati
   Unlimited General Obligation Bonds
   Series 2000
     12-01-16             5.25             1,000,000            1,047,500
City of Cleveland
   Revenue Bonds
   Series 2002K (FGIC)
     01-01-10             5.00             2,000,000            2,071,719
City of Columbus
   Prerefunded Unlimited General Obligation Bonds
   Series 1999-2
     06-15-15             5.75             1,000,000            1,075,170
Cleveland State University
   Revenue Bonds
   Series 2003A (FGIC)
     06-01-15             5.00             1,000,000            1,045,030
Cleveland State University
   Revenue Bonds
   Series 2004 (FGIC)
     06-01-24             5.25               500,000              526,045

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
Columbus City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003 (FGIC)
     12-01-11             5.00%      $     1,000,000      $     1,048,620
Columbus City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2004 (FSA)
     12-01-29             5.25               500,000              522,770
County of Cuyahoga
   Limited General Obligation Bonds
   Series 1993
     05-15-13             5.60               450,000              471,420
County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
     01-01-17             6.00             1,000,000            1,094,700
     01-01-32             6.00             1,000,000            1,071,730
County of Cuyahoga
   Revenue Bonds
   Canton Incorporated Project
   Series 2000
     01-01-30             7.50               500,000              554,120
County of Erie
   Revenue Bonds
   Firelands Regional Medical Center
   Series 2002A
     08-15-32             5.63               245,000              254,496
County of Montgomery
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-30             5.00               750,000              761,588
     05-01-32             5.00               500,000              507,400

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
62 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003A (FGIC)
     12-01-27             5.00%      $     1,250,000      $     1,277,750
     12-01-31             5.00             1,000,000            1,016,880
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003D (FGIC)
     12-01-17             5.00             1,000,000            1,038,960
Franklin County
   Refunding Revenue Bonds
   OhioHealth Corporation
   Series 2003C
     05-15-24             5.25             1,000,000            1,038,990
Franklin County
   Refunding Revenue Bonds
   Trinity Health Credit
   Series 2005A
     06-01-20             5.00               500,000              511,155
Hamilton County Convention Facilities Authority
   Revenue Bonds
   First Lien
   Series 2004 (FGIC)
     12-01-33             5.00             1,000,000            1,014,290
Jackson
   Prerefunded Revenue Bonds
   Consolidated Health System - Jackson Hospital
   Series 1999
   (Radian Group Financial Guaranty)
     10-01-20             6.13             1,000,000            1,076,100
Kenston Local School District
   Unlimited General Obligation Bonds
   School Improvement
   Series 2003 (MBIA)
     12-01-16             5.00             1,000,000            1,041,990
Lakewood
   Limited General Obligation Bonds
   Series 2003
     12-01-19             5.00             1,515,000            1,568,540
Licking Heights Local School District
   Unlimited General Obligation Bonds
   Series 2004 (FGIC)
     12-01-28             5.00             1,000,000            1,018,250

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
Miami County Refunding & Improvement
   Revenue Bonds
   Upper Valley Medical Center
   Series 2006
     05-15-26             5.25%      $       500,000      $       511,560
Miami University
   Refunding Revenue Bonds
   Series 2005 (AMBAC)
     09-01-23             4.75               500,000              507,015
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006A (GNMA) A.M.T.
     09-01-26             4.75               500,000              492,320
     09-01-36             4.90               500,000              490,695
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006E (GNMA/FNMA) A.M.T.
     09-01-36             5.00               500,000              492,690
Ohio Municipal Electric Generation Agency
   Refunding Revenue Bonds
   Joint Venture 5
   Series 2004 (AMBAC)
     02-15-24             4.75               750,000              755,205
Ohio State Building Authority
   State Facilities Refunding Revenue Bonds
   Adult Correctional Building Fund Projects
   Series 2001A (FSA)
     10-01-14             5.50             1,000,000            1,065,300
Ohio State Building Authority
   State Facilities Revenue Bonds
   Adult Correctional Building Fund Projects
   Series 2005A (FSA)
     04-01-22             5.00               750,000              774,053
Ohio State Higher Educational Facility Commission
   Unrefunded Revenue Bonds
   Oberlin
   Series 1999
     10-01-29             5.00                85,000               86,486
Ohio University
   Revenue Bonds
   Sub Series 2006B (FSA)
     12-01-31             5.00               500,000              511,795

                            See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 63
--------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
Port of Greater Cincinnati Development Authority
   Revenue Bonds
   Sisters of Mercy
   Series 2006
     10-01-25             5.00%      $       500,000      $       503,550
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA)
     07-01-13             5.13             1,000,000(d)         1,040,990
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 Inverse Floater (MBIA)
     07-01-17             6.93               250,000(d,e)         298,420
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25               250,000(d)           276,450
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
     08-01-17             5.25               750,000(d)           795,495
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00               500,000(d)           524,210
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001A
     06-15-13             5.00             1,500,000            1,560,825
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001B
     09-15-20             5.00             1,000,000            1,036,440
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools
   Series 2003C
     03-15-10             5.00             1,000,000            1,037,770

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
State of Ohio
   Unlimited General Obligation Bonds
   Conservation Projects
   Series 2005A
     03-01-20             5.00%      $       500,000      $       517,985
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2003A
     05-01-11             5.00             1,000,000            1,046,060
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2005B
     05-01-23             5.00               500,000              517,265
State of Ohio
   Unlimited General Obligation Bonds
   Highway Capital Improvements
   Series 2002G
     05-01-12             5.25               750,000              799,005
State of Ohio
   Unlimited General Obligation Bonds
   Infrastructure Improvement
   Series 2005A
     09-01-21             5.00               500,000              519,180
Summit County
   Limited General Obligation Bonds
   Series 2003
     12-01-18             5.25             1,490,000            1,590,545
Toledo City School District
   Unlimited General Obligation Bonds
   School Facilities Improvement
   Series 2003 (FSA)
   (School District Credit Enhancement Program)
     12-01-15             5.00             1,000,000            1,048,460
University of Akron
   Revenue Bonds
   Series 2003A (AMBAC)
     01-01-22             5.00             1,000,000            1,027,850
University of Cincinnati
   Revenue Bonds
   Series 2001A (FGIC)
     06-01-14             5.50             1,000,000            1,065,180

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
64 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund

-------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
-------------------------------------------------------------------------
NAME OF                  COUPON         PRINCIPAL                VALUE(a)
ISSUER AND                RATE           AMOUNT
TITLE OF
ISSUE(b,c)
Warren County
   Limited General Obligation Bonds
   Series 1992
     12-01-12             6.10%      $       500,000      $       530,720
-------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $48,152,790)                                       $    47,904,277
-------------------------------------------------------------------------

-------------------------------------------------------------------------
MUNICIPAL NOTES (1.4%)
-------------------------------------------------------------------------
ISSUE(c,f)             EFFECTIVE         AMOUNT                  VALUE(a)
                         YIELD         PAYABLE AT
                                        MATURITY
Ohio State Water Development Authority
   Refunding Revenue Bonds
   FirstEnergy Generation
   V.R.D.N. Series 2006A
   (Barclays Bank)
     05-15-19             4.04%      $       700,000      $       700,000
-------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $700,000)                                          $       700,000
-------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $48,852,790)(g)                                    $    48,604,277
=========================================================================

-------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
-------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   Ambac Assurance Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax -- At June 30, 2006, the value of
                     securities subject to alternative minimum tax represented
                     3.0% of net assets.
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 6.0% of net assets at June 30, 2006.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 65
--------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
--------------------------------------------------------------------------------

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2006. At June 30, 2006, the value of inverse floaters represented 0.6% of net assets.

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(g) At June 30, 2006, the cost of securities for federal income tax purposes was $48,852,790 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $  413,793
      Unrealized depreciation                                          (662,306)
      --------------------------------------------------------------------------
      Net unrealized depreciation                                    $ (248,513)
      --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
66 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

RiverSource State Tax-Exempt Funds

                                                                                    CALIFORNIA    MASSACHUSETTS     MICHIGAN
                                                                                    TAX-EXEMPT     TAX-EXEMPT      TAX-EXEMPT
JUNE 30, 2006                                                                          FUND           FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
   (identified cost $177,526,569, $58,887,449 and $48,972,826)                    $ 181,126,019   $  59,097,518   $ 49,265,640
Cash in bank on demand deposit                                                           51,339              --         88,209
Capital shares receivable                                                                 2,000             500             --
Accrued interest receivable                                                           2,393,987       1,021,044        662,770
Receivable for investment securities sold                                               300,608              --             --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        183,873,953      60,119,062     50,016,619
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit                                            --           4,738             --
Dividends payable to shareholders                                                        77,677          22,471         20,219
Capital shares payable                                                                  297,459             800             --
Accrued investment management services fee                                                2,059             673            560
Accrued distribution fee                                                                 81,828          27,103         22,398
Accrued transfer agency fee                                                                 221             120             87
Accrued administrative services fee                                                         352             115             96
Other accrued expenses                                                                   47,989          35,215         40,933
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       507,585          91,235         84,293
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                                       $ 183,366,368   $  60,027,827   $ 49,932,326
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
-------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest -- $.01 par value (Note 1)                          $     362,090   $     115,086   $     96,886
Additional paid-in capital                                                          179,753,910      59,866,846     49,598,429
Undistributed net investment income                                                      29,431           2,332             --
Accumulated net realized gain (loss) (Note 6)                                          (378,513)       (166,506)       (55,803)
Unrealized appreciation (depreciation) on investments                                 3,599,450         210,069        292,814
-------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares                 $ 183,366,368   $  60,027,827   $ 49,932,326
===============================================================================================================================
Net assets applicable to outstanding shares:               Class A                $ 170,581,612   $  47,709,676   $ 45,147,756
                                                           Class B                $  10,638,143   $  11,501,053   $  3,297,235
                                                           Class C                $   2,146,613   $     817,098   $  1,487,335
Outstanding shares of beneficial interest:                 Class A shares            33,683,750       9,147,002      8,760,496
                                                           Class B shares             2,101,900       2,204,884        639,567
                                                           Class C shares               423,362         156,742        288,563
Net asset value per share:                                 Class A                $        5.06   $        5.22   $       5.15
                                                           Class B                $        5.06   $        5.22   $       5.16
                                                           Class C                $        5.07   $        5.21   $       5.15
-------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 67
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

RiverSource State Tax-Exempt Funds

                                                                                    MINNESOTA       NEW YORK          OHIO
                                                                                   TAX-EXEMPT      TAX-EXEMPT      TAX-EXEMPT
JUNE 30, 2006                                                                         FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
   (identified cost $332,366,191, $69,585,507 and $48,852,790)                    $ 336,836,025   $  70,425,225   $ 48,604,277
Cash in bank on demand deposit                                                           71,233          25,932         81,959
Capital shares receivable                                                                69,135           4,195          4,554
Accrued interest receivable                                                           5,271,989       1,004,748        502,100
Receivable for investment securities sold                                             3,935,903              --             --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        346,184,285      71,460,100     49,192,890
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
Dividends payable to shareholders                                                       133,937          29,214         19,270
Capital shares payable                                                                   52,056              --             --
Accrued investment management services fee                                                3,812             800            551
Accrued distribution fee                                                                155,512          32,090         22,367
Accrued transfer agency fee                                                                 537             128             94
Accrued administrative services fee                                                         662             137             94
Other accrued expenses                                                                   63,548          36,835         32,846
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       410,064          99,204         75,222
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                                       $ 345,774,221   $  71,360,896   $ 49,117,668
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
-------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest -- $.01 par value (Note 1)                          $     668,483   $     144,203   $     95,298
Additional paid-in capital                                                          342,430,401      70,377,792     49,316,286
Undistributed net investment income                                                     409,732          11,167             --
Accumulated net realized gain (loss) (Note 6)                                        (2,204,229)        (11,984)       (45,403)
Unrealized appreciation (depreciation) on investments                                 4,469,834         839,718       (248,513)
-------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares                 $ 345,774,221   $  71,360,896   $ 49,117,668
===============================================================================================================================
Net assets applicable to outstanding shares:               Class A                $ 303,210,542   $  62,510,924   $ 42,254,434
                                                           Class B                $  34,360,562   $   7,701,508   $  5,314,345
                                                           Class C                $   8,203,117   $   1,148,464   $  1,548,889
Outstanding shares of beneficial interest:                 Class A shares            58,620,649      12,631,934      8,198,217
                                                           Class B shares             6,641,881       1,556,322      1,031,110
                                                           Class C shares             1,585,812         232,088        300,431
Net asset value per share:                                 Class A                $        5.17   $        4.95   $       5.15
                                                           Class B                $        5.17   $        4.95   $       5.15
                                                           Class C                $        5.17   $        4.95   $       5.16
-------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
68 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

RiverSource State Tax-Exempt Funds

                                                                                    CALIFORNIA    MASSACHUSETTS     MICHIGAN
                                                                                    TAX-EXEMPT     TAX-EXEMPT      TAX-EXEMPT
YEAR ENDED JUNE 30, 2006                                                               FUND           FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------
Income:
Interest                                                                          $   8,784,573   $   2,832,945   $  2,329,003
-------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                      880,490         306,031        251,431
Distribution fee
   Class A                                                                              450,844         131,376        124,222
   Class B                                                                              124,630         140,903         42,252
   Class C                                                                               25,844          11,424         18,031
Transfer agency fee                                                                      77,619          43,524         31,242
Incremental transfer agency fee
   Class A                                                                                6,749           3,276          2,561
   Class B                                                                                1,226           1,470            544
   Class C                                                                                  416             194            297
Administrative services fees and expenses                                               126,617          42,344         34,522
Compensation of board members                                                             8,844           8,844          8,844
Custodian fees                                                                           18,695          10,119          9,125
Printing and postage                                                                     32,850           9,903          9,300
Registration fees                                                                        42,705          37,070         39,100
Audit fees                                                                               21,000          19,500         19,500
Other                                                                                    12,375           4,775          2,572
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                        1,830,904         770,753        593,543
   Expenses waived/reimbursed by the
      Investment Manager and its affiliates (Note 2)                                   (129,935)       (102,889)       (94,095)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      1,700,969         667,864        499,448
   Earnings and bank fee credits on cash balances (Note 2)                              (17,465)         (8,320)        (6,650)
-------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                    1,683,504         659,544        492,798
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       7,101,069       2,173,401      1,836,205
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                       123,549          60,245        236,365
   Futures contracts                                                                     56,742          20,026         16,689
   Reimbursement from affiliate (Note 2)                                                 16,837           5,873          5,451
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 197,128          86,144        258,505
Net change in unrealized appreciation (depreciation) on investments                  (5,679,188)     (2,607,074)    (1,886,447)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       (5,482,060)     (2,520,930)    (1,627,942)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $   1,619,009   $    (347,529)  $    208,263
===============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 69
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

RiverSource State Tax-Exempt Funds

                                                                                    MINNESOTA        NEW YORK         OHIO
                                                                                    TAX-EXEMPT      TAX-EXEMPT     TAX-EXEMPT
YEAR ENDED JUNE 30, 2006                                                               FUND            FUND           FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------
Income:
Interest                                                                          $  16,187,482   $   3,559,507   $  2,284,047
-------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                    1,661,816         352,633        250,961
Distribution fee
   Class A                                                                              815,467         169,873        117,636
   Class B                                                                              408,052          89,633         68,128
   Class C                                                                               85,832          12,639         17,305
Transfer agency fee                                                                     188,098          46,110         33,678
Incremental transfer agency fee
   Class A                                                                               15,682           3,782          2,670
   Class B                                                                                3,955           1,049            763
   Class C                                                                                1,191             230            322
Administrative services fees and expenses                                               243,244          49,410         34,377
Compensation of board members                                                            10,211           8,844          8,844
Custodian fees                                                                           27,720          11,296          9,950
Printing and postage                                                                     81,555          13,990          9,125
Registration fees                                                                        39,527          39,500         38,850
Audit fees                                                                               22,500          20,000         19,500
Other                                                                                    10,258           6,580          2,996
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                        3,615,108         825,569        615,105
   Expenses waived/reimbursed by the
      Investment Manager and its affiliates (Note 2)                                   (205,028)       (111,449)       (97,315)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      3,410,080         714,120        517,790
   Earnings and bank fee credits on cash balances (Note 2)                              (50,995)         (8,318)        (6,726)
-------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                    3,359,085         705,802        511,064
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      12,828,397       2,853,705      1,772,983
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Security transactions (Note 3)                                                    (2,248,309)        499,717         31,271
   Futures contracts                                                                    106,808          20,027         16,689
   Reimbursement from affiliate (Note 2)                                                 27,504           8,239          5,251
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (2,113,997)        527,983         53,211
Net change in unrealized appreciation (depreciation) on investments                 (10,149,663)     (3,334,496)    (2,047,369)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (12,263,660)     (2,806,513)    (1,994,158)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $     564,737   $      47,192   $   (221,175)
===============================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
70 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource State Tax-Exempt Funds

                                                                        CALIFORNIA TAX-EXEMPT FUND    MASSACHUSETTS TAX-EXEMPT FUND
YEAR ENDED JUNE 30,                                                        2006           2005            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       $   7,101,069   $   7,820,739   $   2,173,401   $   2,366,050
Net realized gain (loss) on investments                                     197,128       2,843,277          86,144         522,273
Net change in unrealized appreciation (depreciation) on investments      (5,679,188)      6,675,883      (2,607,074)      2,650,326
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           1,619,009      17,339,899        (347,529)      5,538,649
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (6,678,350)     (7,236,425)     (1,851,979)     (1,880,881)
      Class B                                                              (365,234)       (544,611)       (387,693)       (449,620)
      Class C                                                               (75,848)       (100,096)        (31,553)        (35,315)
   Net realized gain
      Class A                                                            (2,060,962)     (2,650,310)       (260,911)       (266,380)
      Class B                                                              (141,135)       (248,451)        (70,980)        (82,558)
      Class C                                                               (28,036)        (42,061)         (6,115)         (6,105)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (9,349,565)    (10,821,954)     (2,609,231)     (2,720,859)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
------------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                               20,891,751      18,129,921       6,460,310       5,250,331
   Class B shares                                                         1,055,877         964,281         849,949         643,022
   Class C shares                                                           491,178         755,510         151,990         265,254
Reinvestment of distributions at net asset value
   Class A shares                                                         6,405,081       7,334,232       1,715,619       1,789,144
   Class B shares                                                           436,470         670,599         357,931         419,010
   Class C shares                                                            97,101         132,696          34,168          38,737
Payments for redemptions
   Class A shares                                                       (39,268,742)    (35,789,588)    (14,249,579)    (12,453,873)
   Class B shares (Note 2)                                               (6,518,006)     (7,417,183)     (6,616,572)     (4,843,199)
   Class C shares (Note 2)                                               (1,394,220)     (1,664,249)       (687,929)       (600,562)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               (17,803,510)    (16,883,781)    (11,984,113)     (9,492,136)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (25,534,066)    (10,365,836)    (14,940,873)     (6,674,346)
Net assets at beginning of year                                         208,900,434     219,266,270      74,968,700      81,643,046
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 183,366,368   $ 208,900,434   $  60,027,827   $  74,968,700
====================================================================================================================================
Undistributed net investment income                                   $      29,431   $      30,957   $       2,332   $      94,283
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 71
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource State Tax-Exempt Funds

                                                                         MICHIGAN TAX-EXEMPT FUND       MINNESOTA TAX-EXEMPT FUND
YEAR ENDED JUNE 30,                                                        2006           2005            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       $   1,836,205   $   2,102,624   $  12,828,397   $  13,459,781
Net realized gain (loss) on investments                                     258,505         545,582      (2,113,997)      1,307,808
Net change in unrealized appreciation (depreciation) on investments      (1,886,447)      1,522,358     (10,149,663)     11,874,424
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             208,263       4,170,564         564,737      26,642,013
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (1,683,666)     (1,891,829)    (11,469,702)    (11,812,371)
      Class B                                                              (110,672)       (159,945)     (1,122,358)     (1,350,479)
      Class C                                                               (47,318)        (50,776)       (236,496)       (240,632)
   Net realized gain
      Class A                                                              (405,309)       (261,330)       (630,199)     (1,142,029)
      Class B                                                               (33,837)        (28,921)        (79,986)       (166,188)
      Class C                                                               (15,842)         (9,068)        (16,239)        (29,796)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (2,296,644)     (2,401,869)    (13,554,980)    (14,741,495)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
------------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                                5,292,299       5,810,522      28,475,102      40,052,864
   Class B shares                                                           131,671         294,638       1,638,107       2,238,758
   Class C shares                                                           524,009         335,521       1,632,443       2,013,530
Reinvestment of distributions at net asset value
   Class A shares                                                         1,671,150       1,756,355       9,873,223      10,737,021
   Class B shares                                                           101,482         131,427       1,007,721       1,294,698
   Class C shares                                                            55,784          53,472         221,889         234,993
Payments for redemptions
   Class A shares                                                       (13,226,236)    (11,580,469)    (65,255,595)    (66,760,048)
   Class B shares (Note 2)                                               (2,254,715)     (2,230,452)    (15,531,202)    (15,765,912)
   Class C shares (Note 2)                                                 (866,833)       (559,800)     (2,355,251)     (2,730,362)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                (8,571,389)     (5,988,786)    (40,293,563)    (28,684,458)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (10,659,770)     (4,220,091)    (53,283,806)    (16,783,940)
Net assets at beginning of year                                          60,592,096      64,812,187     399,058,027     415,841,967
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $  49,932,326   $  60,592,096   $ 345,774,221   $ 399,058,027
====================================================================================================================================
Undistributed net investment income                                   $          --   $          --   $     409,732   $     382,387
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
72 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource State Tax-Exempt Funds

                                                                         NEW YORK TAX-EXEMPT FUND         OHIO TAX-EXEMPT FUND
YEAR ENDED JUNE 30,                                                        2006           2005            2006            2005
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       $   2,853,705   $   3,103,932   $   1,772,983   $   1,931,489
Net realized gain (loss) on investments                                     527,983         571,057          53,211         618,488
Net change in unrealized appreciation (depreciation) on investments      (3,334,496)      2,623,197      (2,047,369)      1,820,601
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              47,192       6,298,186        (221,175)      4,370,578
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (2,553,156)     (2,732,716)     (1,594,779)     (1,682,964)
      Class B                                                              (268,752)       (325,543)       (178,210)       (196,329)
      Class C                                                               (38,050)        (43,807)        (45,451)        (49,329)
   Net realized gain
      Class A                                                              (665,061)       (958,527)             --              --
      Class B                                                               (87,026)       (144,685)             --              --
      Class C                                                               (12,789)        (18,926)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (3,624,834)     (4,224,204)     (1,818,440)     (1,928,622)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
------------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                                7,210,267       6,562,422       4,686,479       3,342,352
   Class B shares                                                           625,727         609,622         184,460         444,801
   Class C shares                                                           237,394         300,146         111,991         251,354
Reinvestment of distributions at net asset value
   Class A shares                                                         2,653,759       3,143,127       1,201,933       1,306,745
   Class B shares                                                           287,925         374,395         140,854         152,859
   Class C shares                                                            48,248          61,961          41,682          47,057
Payments for redemptions
   Class A shares                                                       (16,835,510)    (17,872,425)    (12,949,939)    (12,063,570)
   Class B shares (Note 2)                                               (3,708,928)     (5,445,727)     (2,915,146)     (2,673,642)
   Class C shares (Note 2)                                                 (452,020)       (999,298)       (454,252)       (755,439)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                (9,933,138)    (13,265,777)     (9,951,938)     (9,947,483)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (13,510,780)    (11,191,795)    (11,991,553)     (7,505,527)
Net assets at beginning of year                                          84,871,676      96,063,471      61,109,221      68,614,748
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $  71,360,896   $  84,871,676   $  49,117,668   $  61,109,221
====================================================================================================================================
Undistributed net investment income                                   $      11,167   $       9,181   $          --   $      40,206
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 73
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource State Tax-Exempt Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource California Tax-Exempt Trust (formerly AXP California Tax-Exempt Trust) and RiverSource Special Tax-Exempt Series Trust (formerly AXP Special Tax-Exempt Series Trust) were organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fees (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
74 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At June 30, 2006, the Funds had no outstanding forward-commitments.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 75
--------------------------------------------------------------------------------

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Funds may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Funds will realize a gain or a loss when the swap is terminated. The Funds did not enter into any swap agreements for the year ended June 30, 2006.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
76 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                             CALIFORNIA   MASSACHUSETTS    MICHIGAN     MINNESOTA    NEW YORK       OHIO
                             TAX-EXEMPT    TAX-EXEMPT     TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
                                FUND          FUND           FUND         FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------
Undistributed net
   investment income          $ 16,837      $  5,873       $ 5,451      $ 27,504     $  8,239     $  5,251
Accumulated net
   realized gain (loss)        (16,837)       (5,873)       (5,451)      (27,271)      (8,239)      (5,251)
------------------------------------------------------------------------------------------------------------
Additional paid-in capital
   reduction (increase)       $     --      $     --       $   --       $   233      $     --     $     --
------------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JUNE 30,                                                                   2006             2005
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -- tax-exempt interest distributions(a) ...................   $    6,798,475   $    7,236,561
   Long-term capital gain ....................................................        1,940,837        2,650,174

CLASS B
Distributions paid from:
   Ordinary income -- tax-exempt interest distributions(a) ...................          373,460          544,611
   Long-term capital gain ....................................................          132,909          248,451

CLASS C
Distributions paid from:
   Ordinary income -- tax-exempt interest distributions(a) ...................           77,483           99,960
   Long-term capital gain ....................................................           26,401           42,197

(a) Tax-exempt distributions were 98% and 98.70% for the years ended 2006 and 2005, respectively.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 77
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                   2006             2005
-----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -- tax-exempt interest distributions(b) ...................   $    1,869,690   $    1,880,881
   Long-term capital gain ....................................................          243,200          266,380

CLASS B
Distributions paid from:
   Ordinary income -- tax-exempt interest distributions(b) ...................          392,511          449,620
   Long-term capital gain ....................................................           66,162           82,558

CLASS C
Distributions paid from:
   Ordinary income -- tax-exempt interest distributions(b) ...................           31,968           35,315
   Long-term capital gain ....................................................            5,700            6,105

(b) Tax-exempt distributions were 98.78% and 97.10% for the years ended 2006 and 2005, respectively.

MICHIGAN TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -- tax-exempt interest distributions(c) ...................   $    1,723,762   $    1,950,028
   Long-term capital gain ....................................................          365,213          203,131

CLASS B
Distributions paid from:
   Ordinary income -- tax-exempt interest distributions(c) ...................          114,019          166,262
   Long-term capital gain ....................................................           30,490           22,604

CLASS C
Distributions paid from:
   Ordinary income -- tax-exempt interest distributions(c) ...................           48,885           52,795
   Long-term capital gain ....................................................           14,275            7,049

(c) Tax-exempt distributions were 97.36% and 95.09% for the years ended 2006 and 2005, respectively.

MINNESOTA TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -- tax-exempt distributions(d) ............................   $   11,469,904   $   11,812,371
   Long-term capital gain ....................................................          629,997        1,142,029

CLASS B
Distributions paid from:
   Ordinary income -- tax-exempt distributions(d) ............................        1,122,384        1,350,479
   Long-term capital gain ....................................................           79,960          166,188

CLASS C
Distributions paid from:
   Ordinary income -- tax-exempt distributions(d) ............................          236,501          240,632
   Long-term capital gain ....................................................           16,234           29,796

(d) Tax-exempt distributions were 98.25% and 100% for the years ended 2006 and 2005, respectively.


--------------------------------------------------------------------------------
78 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                   2006             2005
-----------------------------------------------------------------------------------------------------------------
NEW YORK TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -- tax-exempt distributions(e) ............................   $    2,592,222   $    2,774,686
   Long-term capital gain ....................................................          625,995          916,557

CLASS B
Distributions paid from:
   Ordinary income -- tax-exempt distributions(e) ............................          273,864          331,878
   Long-term capital gain ....................................................           81,914          138,350

CLASS C
Distributions paid from:
   Ordinary income -- tax-exempt distributions(e) ............................           38,801           44,636
   Long-term capital gain ....................................................           12,038           18,097

(e) Tax-exempt distributions were 98.21% and 97.38% for the years ended 2006 and 2005, respectively.

OHIO TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -- tax-exempt distributions(f) ............................   $    1,594,779   $    1,682,964
   Long-term capital gain ....................................................               --               --

CLASS B
Distributions paid from:
   Ordinary income -- tax-exempt distributions(f) ............................          178,210          196,329
   Long-term capital gain ....................................................               --               --

CLASS C
Distributions paid from:
   Ordinary income -- tax-exempt distributions(f) ............................           45,451           49,329
   Long-term capital gain ....................................................               --               --

(f) Tax-exempt distributions were 99.73% and 98.41% for the years ended 2006 and 2005, respectively.

At June 30, 2006, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                       ACCUMULATED     UNREALIZED
                                     UNDISTRIBUTED      LONG-TERM     APPRECIATION
FUND                               TAX-EXEMPT INCOME   GAIN (LOSS)   (DEPRECIATION)
-------------------------------------------------------------------------------------
California Tax-Exempt Fund             $ 97,416        $     1,944     $3,228,685
Massachusetts Tax-Exempt Fund            23,765                 20         44,581
Michigan Tax-Exempt Fund                 20,722                512        235,996
Minnesota Tax-Exempt Fund               338,673         (2,155,906)     4,626,507
New York Tax-Exempt Fund                 46,278             61,501        760,336
Ohio Tax-Exempt Fund                     19,271            (39,505)      (254,412)


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 79
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial, Inc. (Ameriprise Financial). The management fee is a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% annually as each Fund's assets increase. Prior March 1, 2006, the fee percentage of each Fund's average daily net assets declined from 0.47% to 0.38% annually as each Fund's assets increased.

Under the current Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% annually as each Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined from 0.04% to 0.02% annually as each Fund's assets increased. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00


--------------------------------------------------------------------------------
80 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $18.50.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

For the year ended June 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses as follows:

FUND                                             CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
California Tax-Exempt Fund                        0.81%     1.57%     1.58%
Massachusetts Tax-Exempt Fund                     0.81      1.58      1.58
Michigan Tax-Exempt Fund                          0.81      1.58      1.57
Minnesota Tax-Exempt Fund                         0.81      1.57      1.57
New York Tax-Exempt Fund                          0.81      1.58      1.58
Ohio Tax-Exempt Fund                              0.81      1.58      1.58

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                                                             AMOUNT
----------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT FUND
   Class A                                                                                     $   58,036
   Class B                                                                                          3,499
   Class C                                                                                            850
The management fees waived at the Fund level were $67,550.

MASSACHUSETTS TAX-EXEMPT FUND
   Class A                                                                                         34,233
   Class B                                                                                          8,270
   Class C                                                                                            748
The management fees waived at the Fund level were $59,638.

MICHIGAN TAX-EXEMPT FUND
   Class A                                                                                         27,785
   Class B                                                                                          2,229
   Class C                                                                                          1,034
The management fees waived at the Fund level were $63,047.

MINNESOTA TAX-EXEMPT FUND
   Class A                                                                                        132,553
   Class B                                                                                         14,644
   Class C                                                                                          3,422
The management fees waived at the Fund level were $54,409.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 81
--------------------------------------------------------------------------------

FUND                                                                                                           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
NEW YORK TAX-EXEMPT FUND
    Class A                                                                                                 $     40,263
    Class B                                                                                                        4,927
    Class C                                                                                                          780
The management fees waived at the Fund level were $65,479.

OHIO TAX-EXEMPT FUND
    Class A                                                                                                       28,633
    Class B                                                                                                        3,812
    Class C                                                                                                        1,103
The management fees waived at the Fund level were $63,767.

Under an agreement which was effective until Sept. 30, 2005, net expenses would not exceed 0.88% for Class A, 1.64% for Class B and 1.64% for Class C of the Fund's average daily net assets for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund. Effective as of Oct. 1, 2005, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until June 30, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.79% for Class A, 1.55% for Class B and 1.55% for Class C of the Fund's average daily net assets for California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund.

Sales charges received by the Distributor for distributing the Funds' shares for the year ended June 30, 2006, are as follows:

FUND                                                        CLASS A                    CLASS B                   CLASS C
-------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                             $    151,906             $       29,100              $        449
Massachusetts Tax-Exempt Fund                                53,101                     38,137                       582
Michigan Tax-Exempt Fund                                     38,134                      9,161                     1,077
Minnesota Tax-Exempt Fund                                   355,581                     85,770                     1,314
New York Tax-Exempt Fund                                     64,053                     18,982                       987
Ohio Tax-Exempt Fund                                         38,443                     19,731                       254

During the year ended June 30, 2006, the Funds' custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances as follows:

FUND                                                                                                         REDUCTION
-------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                                                  $     17,465
Massachusetts Tax-Exempt Fund                                                                                      8,320
Michigan Tax-Exempt Fund                                                                                           6,650
Minnesota Tax-Exempt Fund                                                                                         50,995
New York Tax-Exempt Fund                                                                                           8,318
Ohio Tax-Exempt Fund                                                                                               6,726


--------------------------------------------------------------------------------
82 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

In addition, the Funds received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to each Fund's net asset value and total return.

FUND                                                                                                           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                                                  $     16,837
Massachusetts Tax-Exempt Fund                                                                                      5,873
Michigan Tax-Exempt Fund                                                                                           5,451
Minnesota Tax-Exempt Fund                                                                                         27,504
New York Tax-Exempt Fund                                                                                           8,239
Ohio Tax-Exempt Fund                                                                                               5,251

3. SECURITIES TRANSACTIONS

For the year ended June 30, 2006, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                                 PURCHASES                  PROCEEDS
-------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                                                      $   37,444,049              $ 56,682,384
Massachusetts Tax-Exempt Fund                                                       11,061,113                20,483,447
Michigan Tax-Exempt Fund                                                             8,425,631                16,731,081
Minnesota Tax-Exempt Fund                                                           46,848,044                94,852,979
New York Tax-Exempt Fund                                                            12,725,196                24,426,424
Ohio Tax-Exempt Fund                                                                 9,865,820                20,218,584

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the years indicated are as follows:

                                                                              CALIFORNIA TAX-EXEMPT FUND
                                                                               YEAR ENDED JUNE 30, 2006
                                                          CLASS A                      CLASS B                  CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                      4,036,004                      204,267                  95,008
Issued for reinvested distributions                       1,243,495                       84,748                  18,813
Redeemed                                                 (7,590,967)                  (1,255,215)               (269,704)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (2,311,468)                    (966,200)               (155,883)
-------------------------------------------------------------------------------------------------------------------------

                                                                              YEAR ENDED JUNE 30, 2005
                                                          CLASS A                      CLASS B                   CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                      3,470,204                      184,660                 144,458
Issued for reinvested distributions                       1,403,867                      128,452                  25,370
Redeemed                                                 (6,850,880)                  (1,423,411)               (317,324)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (1,976,809)                  (1,110,299)               (147,496)
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 83
--------------------------------------------------------------------------------

                                                                             MASSACHUSETTS TAX-EXEMPT FUND
                                                                               YEAR ENDED JUNE 30, 2006
                                                            CLASS A                      CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                      1,209,044                      159,477                  28,692
Issued for reinvested distributions                         322,790                       67,314                   6,428
Redeemed                                                 (2,681,419)                  (1,239,200)               (129,837)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (1,149,585)                  (1,012,409)                (94,717)
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JUNE 30, 2005
                                                            CLASS A                      CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                        973,442                      118,798                  49,187
Issued for reinvested distributions                         330,855                       77,493                   7,167
Redeemed                                                 (2,306,644)                    (898,813)               (111,173)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (1,002,347)                    (702,522)                (54,819)
-------------------------------------------------------------------------------------------------------------------------

                                                                                MICHIGAN TAX-EXEMPT FUND
                                                                                YEAR ENDED JUNE 30, 2006
                                                            CLASS A                      CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                      1,007,240                       25,135                  99,433
Issued for reinvested distributions                         318,908                       19,353                  10,644
Redeemed                                                 (2,520,700)                    (427,991)               (165,508)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (1,194,552)                    (383,503)                (55,431)
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JUNE 30, 2005
                                                            CLASS A                      CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                      1,092,631                       55,503                  63,091
Issued for reinvested distributions                         329,971                       24,678                  10,044
Redeemed                                                 (2,177,836)                    (420,994)               (105,325)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (755,234)                    (340,813)                (32,190)
-------------------------------------------------------------------------------------------------------------------------

                                                                               MINNESOTA TAX-EXEMPT FUND
                                                                               YEAR ENDED JUNE 30, 2006
                                                            CLASS A                      CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                      5,404,198                      310,952                 309,585
Issued for reinvested distributions                       1,880,076                      191,786                  42,259
Redeemed                                                (12,427,629)                  (2,948,175)               (447,815)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (5,143,355)                  (2,445,437)                (95,971)
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JUNE 30, 2005
                                                            CLASS A                      CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                      7,546,438                      419,686                 378,689
Issued for reinvested distributions                       2,015,244                      243,032                  44,107
Redeemed                                                (12,549,607)                  (2,978,564)               (513,275)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (2,987,925)                  (2,315,846)                (90,479)
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
84 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
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

                                                                                NEW YORK TAX-EXEMPT FUND
                                                                                YEAR ENDED JUNE 30, 2006
                                                            CLASS A                      CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                      1,420,333                      123,189                  46,590
Issued for reinvested distributions                         525,877                       57,046                   9,561
Redeemed                                                 (3,327,671)                    (729,908)                (89,076)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (1,381,461)                    (549,673)                (32,925)
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JUNE 30, 2005
                                                            CLASS A                      CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                      1,273,990                      118,256                  58,049
Issued for reinvested distributions                         609,569                       72,640                  12,015
Redeemed                                                 (3,468,592)                  (1,058,818)               (193,383)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (1,585,033)                    (867,922)               (123,319)
-------------------------------------------------------------------------------------------------------------------------

                                                                                  OHIO TAX-EXEMPT FUND
                                                                                YEAR ENDED JUNE 30, 2006
                                                            CLASS A                      CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                        892,271                       35,150                  21,350
Issued for reinvested distributions                         229,263                       26,859                   7,950
Redeemed                                                 (2,470,653)                    (554,877)                (86,600)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (1,349,119)                    (492,868)                (57,300)
-------------------------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED JUNE 30, 2005
                                                            CLASS A                      CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------------------------
Sold                                                        634,596                       83,991                  47,441
Issued for reinvested distributions                         246,552                       28,844                   8,876
Redeemed                                                 (2,278,127)                    (509,146)               (142,885)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (1,396,979)                    (396,311)                (86,568)
-------------------------------------------------------------------------------------------------------------------------

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 20, 2005. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Prior to this agreement, each Fund had a revolving credit agreement that permitted borrowings up to $500 million with The Bank of New York. Each Fund had no borrowings outstanding during the year ended June 30, 2006.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 85
--------------------------------------------------------------------------------

6. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs at June 30, 2006 are as follows:

FUND                                                       2013                         2014                     2015
-------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt Fund                              $        --                   $       --               $ 210,187
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt Fund                                    --                           --                  88,281
-------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt Fund                                         --                           --                  20,334
-------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt Fund                                        --                    1,520,753                 635,153
-------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt Fund                                         39,505                           --                      --
-------------------------------------------------------------------------------------------------------------------------

It is unlikely the Board will authorize distributions of any net realized capital gains for the Funds until the respective capital loss carry-overs have been offset or expire.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


--------------------------------------------------------------------------------
86 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource California Tax-Exempt Fund

CLASS A
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                           2006         2005         2004         2003         2002
Net asset value, beginning of period                                $  5.27      $  5.11      $  5.37      $  5.23      $  5.18
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .19          .20          .21          .23          .24
Net gains (losses) (both realized and unrealized)                      (.15)         .23         (.20)         .14          .05
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .04          .43          .01          .37          .29
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.19)        (.20)        (.21)        (.23)        (.24)
Distributions from realized gains                                      (.06)        (.07)        (.06)          --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.25)        (.27)        (.27)        (.23)        (.24)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  5.06      $  5.27      $  5.11      $  5.37      $  5.23
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $   171      $   190      $   194      $   237      $   234
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .81%(c)      .86%         .86%         .85%         .84%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      3.69%        3.71%        4.03%        4.34%        4.56%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                20%          28%          30%          95%          16%
----------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                         .81%        8.53%         .25%        7.26%        5.66%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.88% for the year ended June 30, 2006.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 87
--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

CLASS B
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                           2006         2005         2004         2003         2002
Net asset value, beginning of period                                $  5.27      $  5.11      $  5.37      $  5.23      $  5.17
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .15          .16          .17          .19          .20
Net gains (losses) (both realized and unrealized)                      (.15)         .23         (.20)         .14          .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         --          .39         (.03)         .33          .26
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.15)        (.16)        (.17)        (.19)        (.20)
Distributions from realized gains                                      (.06)        (.07)        (.06)          --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.21)        (.23)        (.23)        (.19)        (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  5.06      $  5.27      $  5.11      $  5.37      $  5.23
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $    11      $    16      $    21      $    27      $    27
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.57%(c)     1.61%        1.61%        1.60%        1.59%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      2.92%        2.95%        3.28%        3.58%        3.81%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                20%          28%          30%          95%          16%
----------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                         .05%        7.72%        (.50%)       6.44%        5.07%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.63% for the year ended June 30, 2006.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
88 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

CLASS C
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                           2006         2005         2004         2003         2002
Net asset value, beginning of period                                $  5.28      $  5.12      $  5.38      $  5.24      $  5.18
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .15          .16          .17          .19          .20
Net gains (losses) (both realized and unrealized)                      (.15)         .23         (.20)         .14          .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         --          .39         (.03)         .33          .26
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.15)        (.16)        (.17)        (.19)        (.20)
Distributions from realized gains                                      (.06)        (.07)        (.06)          --           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.21)        (.23)        (.23)        (.19)        (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  5.07      $  5.28      $  5.12      $  5.38      $  5.24
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $     2      $     3      $     4      $     5      $     3
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.58%(c)     1.62%        1.62%        1.61%        1.60%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      2.93%        2.94%        3.27%        3.56%        3.86%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                20%          28%          30%          95%          16%
----------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                         .06%        7.71%        (.50%)       6.43%        5.07%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.64% for the year ended June 30, 2006.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 89
--------------------------------------------------------------------------------

RiverSource Massachusetts Tax-Exempt Fund

CLASS A
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                           2006         2005         2004         2003         2002
Net asset value, beginning of period                                $  5.45      $  5.26      $  5.51      $  5.37      $  5.28
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .18          .17          .18          .19          .22
Net gains (losses) (both realized and unrealized)                      (.20)         .22         (.19)         .16          .09
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       (.02)         .39         (.01)         .35          .31
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.18)        (.17)        (.18)        (.19)        (.22)
Distributions from realized gains                                      (.03)        (.03)        (.06)        (.02)          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.21)        (.20)        (.24)        (.21)        (.22)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  5.22      $  5.45      $  5.26      $  5.51      $  5.37
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $    48      $    56      $    59      $    73      $    66
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .81%(c)      .88%(c)      .88%(c)      .88%(c)      .91%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      3.38%        3.17%        3.35%        3.57%        4.11%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                17%           9%          14%         141%          53%
----------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                        (.29%)       7.42%        (.24%)       6.73%        5.94%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.97%, 0.94%, 0.93% and 0.92% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
90 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Massachusetts Tax-Exempt Fund

CLASS B
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                           2006         2005         2004         2003         2002
Net asset value, beginning of period                                $  5.45      $  5.26      $  5.51      $  5.37      $  5.28
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .14          .13          .14          .15          .18
Net gains (losses) (both realized and unrealized)                      (.20)         .22         (.19)         .16          .09
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       (.06)         .35         (.05)         .31          .27
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.14)        (.13)        (.14)        (.15)        (.18)
Distributions from realized gains                                      (.03)        (.03)        (.06)        (.02)          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.17)        (.16)        (.20)        (.17)        (.18)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  5.22      $  5.45      $  5.26      $  5.51      $  5.37
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $    12      $    18      $    21      $    24      $    24
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.58%(c)     1.64%(c)     1.64%(c)     1.63%(c)     1.66%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      2.61%        2.41%        2.59%        2.81%        3.34%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term  securities)               17%           9%          14%         141%          53%
----------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                       (1.05%)       6.61%        (.99%)       5.92%        5.15%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.72%, 1.69%, 1.69% and 1.68% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 91
--------------------------------------------------------------------------------

RiverSource Massachusetts Tax-Exempt Fund

CLASS C
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                           2006         2005         2004         2003         2002
Net asset value, beginning of period                                $  5.44      $  5.26      $  5.51      $  5.37      $  5.28
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .14          .13          .14          .15          .18
Net gains (losses) (both realized and unrealized)                      (.20)         .21         (.19)         .16          .09
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       (.06)         .34         (.05)         .31          .27
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.14)        (.13)        (.14)        (.15)        (.18)
Distributions from realized gains                                      (.03)        (.03)        (.06)        (.02)          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.17)        (.16)        (.20)        (.17)        (.18)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  5.21      $  5.44      $  5.26      $  5.51      $  5.37
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $     1      $     1      $     2      $     2      $     2
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                       1.58%(c)     1.64%(c)     1.64%(c)     1.64%(c)     1.66%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      2.62%        2.41%        2.58%        2.88%        3.32%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                17%           9%          14%         141%          53%
----------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                       (1.05%)       6.41%        (.97%)       5.91%        5.16%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.73%, 1.70%, 1.69% and 1.68% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
92 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund

CLASS A
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                           2006         2005         2004         2003         2002
Net asset value, beginning of period                                $  5.35      $  5.21      $  5.47      $  5.33      $  5.27
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .18          .18          .19          .22          .24
Net gains (losses) (both realized and unrealized)                      (.16)         .17         (.18)         .19          .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        .02          .35          .01          .41          .30
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.18)        (.18)        (.19)        (.22)        (.24)
Distributions from realized gains                                      (.04)        (.03)        (.08)        (.05)          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.22)        (.21)        (.27)        (.27)        (.24)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $  5.15      $  5.35      $  5.21      $  5.47      $  5.33
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $    45      $    53      $    56      $    70      $    70
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                        .81%(c)      .88%(c)      .88%(c)      .88%(c)      .92%
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      3.38%        3.45%        3.55%        4.06%        4.57%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                16%           9%          32%         113%          33%
----------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                         .40%        6.80%         .19%        8.00%        5.83%
----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.98%, 0.96%, 0.94% and 0.93% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 93
--------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund

CLASS B
------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003        2002
Net asset value, beginning of period                                   $ 5.35      $ 5.21      $ 5.47      $ 5.33      $ 5.27
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .14         .14         .15         .18         .20
Net gains (losses) (both realized and unrealized)                        (.15)        .17        (.18)        .19         .06
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.01)        .31        (.03)        .37         .26
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.14)       (.14)       (.15)       (.18)       (.20)
Distributions from realized gains                                        (.04)       (.03)       (.08)       (.05)         --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.18)       (.17)       (.23)       (.23)       (.20)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 5.16      $ 5.35      $ 5.21      $ 5.47      $ 5.33
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    3      $    5      $    7      $    9      $    8
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.58%(c)    1.64%(c)    1.63%(c)    1.63%(c)    1.67%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        2.61%       2.69%       2.79%       3.28%       3.82%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  16%          9%         32%        113%         33%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          (.17)%      5.99%       (.56)%      7.18%       5.04%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.74%, 1.71%, 1.70% and 1.69% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
94 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund

CLASS C
------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003        2002
Net asset value, beginning of period                                   $ 5.35      $ 5.21      $ 5.47      $ 5.33      $ 5.27
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .14         .14         .15         .18         .20
Net gains (losses) (both realized and unrealized)                        (.16)        .17        (.18)        .19         .06
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.02)        .31        (.03)        .37         .26
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.14)       (.14)       (.15)       (.18)       (.20)
Distributions from realized gains                                        (.04)       (.03)       (.08)       (.05)         --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.18)       (.17)       (.23)       (.23)       (.20)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 5.15      $ 5.35      $ 5.21      $ 5.47      $ 5.33
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    1      $    2      $    2      $    2      $    1
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.57%(c)    1.64%(c)    1.64%(c)    1.63%(c)    1.66%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        2.61%       2.70%       2.80%       3.27%       3.80%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  16%          9%         32%        113%         33%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          (.36)%      5.99%       (.57)%      7.18%       5.05%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.74%, 1.72%, 1.70% and 1.69% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 95
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

CLASS A
------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003        2002
Net asset value, beginning of period                                   $ 5.35      $ 5.20      $ 5.37      $ 5.20      $ 5.14
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .18         .18         .19         .22         .25
Net gains (losses) (both realized and unrealized)                        (.17)        .17        (.17)        .17         .06
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .01         .35         .02         .39         .31
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.18)       (.18)       (.19)       (.22)       (.25)
Distributions from realized gains                                        (.01)       (.02)         --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.19)       (.20)       (.19)       (.22)       (.25)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 5.17      $ 5.35      $ 5.20      $ 5.37      $ 5.20
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $  303      $  341      $  347      $  393      $  375
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .81%(c)     .85%        .84%        .84%        .83%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        3.52%       3.37%       3.60%       4.26%       4.82%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%         15%         23%         73%         36%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                           .29%       6.73%        .32%       7.78%       6.15%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.86% for the year ended June 30, 2006.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
96 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

CLASS B
------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003        2002
Net asset value, beginning of period                                   $ 5.35      $ 5.20      $ 5.37      $ 5.20      $ 5.14
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .14         .14         .15         .18         .21
Net gains (losses) (both realized and unrealized)                        (.17)        .17        (.17)        .17         .06
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.03)        .31        (.02)        .35         .27
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.14)       (.14)       (.15)       (.18)       (.21)
Distributions from realized gains                                        (.01)       (.02)         --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.15)       (.16)       (.15)       (.18)       (.21)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 5.17      $ 5.35      $ 5.20      $ 5.37      $ 5.20
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $   34      $   49      $   59      $   68      $   64
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.57%(c)    1.60%       1.59%       1.59%       1.59%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        2.75%       2.62%       2.85%       3.48%       4.02%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%         15%         23%         73%         36%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          (.47%)      5.94%      (.44%)       6.97%       5.36%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 1.62% for the year ended June 30, 2006.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 97
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

CLASS C
------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003        2002
Net asset value, beginning of period                                   $ 5.35      $ 5.20      $ 5.37      $ 5.20      $ 5.14
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .14         .14         .15         .18         .21
Net gains (losses) (both realized and unrealized)                        (.17)        .17        (.17)        .17         .06
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.03)        .31        (.02)        .35         .27
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.14)       (.14)       (.15)       (.18)       (.21)
Distributions from realized gains                                        (.01)       (.02)         --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.15)       (.16)       (.15)       (.18)       (.21)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 5.17      $ 5.35      $ 5.20      $ 5.37      $ 5.20
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    8      $    9      $    9      $    9      $    5
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.57%(c)    1.61%       1.60%       1.60%       1.59%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        2.76%       2.62%       2.84%       3.44%       4.04%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  13%         15%         23%         73%         36%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          (.47%)      5.94%       (.44%)      6.96%       5.36%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 1.62% for the year ended June 30, 2006.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
98 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

CLASS A
------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003        2002
Net asset value, beginning of period                                   $ 5.18      $ 5.07      $ 5.36      $ 5.16      $ 5.12
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .19         .18         .18         .20         .22
Net gains (losses) (both realized and unrealized)                        (.18)        .17        (.18)        .22         .04
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .01         .35          --         .42         .26
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.19)       (.18)       (.18)       (.20)       (.22)
Distributions from realized gains                                        (.05)       (.06)       (.11)       (.02)         --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.24)       (.24)       (.29)       (.22)       (.22)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 4.95      $ 5.18      $ 5.07      $ 5.36      $ 5.16
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $   63      $   73      $   79      $   97      $   92
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .81%(c)     .88%(c)     .88%(c)     .88%(c)     .90%
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        3.75%       3.47%       3.44%       3.88%       4.38%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  17%         30%         36%         91%         44%
------------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                           .20%       7.04%       (.02%)      8.43%       5.26%
------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.96%, 0.92%, 0.93% and 0.90% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 99
--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

CLASS B
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003       2002
Net asset value, beginning of period                                   $ 5.18      $ 5.07      $ 5.36      $ 5.16     $ 5.12
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .15         .14         .14         .16        .19
Net gains (losses) (both realized and unrealized)                        (.18)        .17        (.18)        .22        .04
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.03)        .31        (.04)        .38        .23
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.15)       (.14)       (.14)       (.16)      (.19)
Distributions from realized gains                                        (.05)       (.06)       (.11)       (.02)        --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.20)       (.20)       (.25)       (.18)      (.19)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 4.95      $ 5.18      $ 5.07      $ 5.36     $ 5.16
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    8      $   11      $   15      $   18     $   18
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.58%(c)    1.64%(c)    1.63%(c)    1.63%(c)   1.65%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        2.98%       2.70%       2.69%       3.13%      3.60%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  17%         30%         36%         91%        44%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          (.55%)      6.23%       (.78%)      7.61%      4.48%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.71%, 1.67%, 1.69% and 1.66% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
100 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

CLASS C
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003       2002
Net asset value, beginning of period                                   $ 5.18      $ 5.07      $ 5.36      $ 5.16     $ 5.11
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .15         .14         .14         .16        .19
Net gains (losses) (both realized and unrealized)                        (.18)        .17        (.18)        .22        .05
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.03)        .31        (.04)        .38        .24
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.15)       (.14)       (.14)       (.16)      (.19)
Distributions from realized gains                                        (.05)       (.06)       (.11)       (.02)        --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.20)       (.20)       (.25)       (.18)      (.19)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 4.95      $ 5.18      $ 5.07      $ 5.36     $ 5.16
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    1      $    1      $    2      $    2     $    1
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.58%(c)    1.64%(c)    1.63%(c)    1.64%(c)   1.66%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        2.99%       2.70%       2.68%       3.07%      3.69%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  17%         30%         36%         91%        44%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          (.55%)      6.23%       (.78%)      7.60%      4.68%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.72%, 1.68%, 1.69% and 1.66% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 101
--------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund

CLASS A
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003       2002
Net asset value, beginning of period                                   $ 5.35      $ 5.16      $ 5.43      $ 5.35     $ 5.27
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .17         .16         .17         .18        .22
Net gains (losses) (both realized and unrealized)                        (.19)        .19        (.20)        .19        .08
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.02)        .35        (.03)        .37        .30
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.18)       (.16)       (.17)       (.18)      (.22)
Distributions from realized gains                                          --          --        (.07)       (.11)        --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.18)       (.16)       (.24)       (.29)      (.22)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 5.15      $ 5.35      $ 5.16      $ 5.43     $ 5.35
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $   42      $   51      $   56      $   67     $   69
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                          .81%(c)     .88%(c)     .88%(c)     .88%(c)    .91%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        3.31%       3.07%       3.13%       3.40%      4.22%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  18%         33%         17%        194%        33%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          (.41%)      6.90%       (.67%)      7.08%      5.87%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.99%, 0.95%, 0.95% and 0.92% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
102 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund

CLASS B
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003       2002
Net asset value, beginning of period                                   $ 5.35      $ 5.16      $ 5.43      $ 5.34     $ 5.27
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .13         .12         .13         .14        .18
Net gains (losses) (both realized and unrealized)                        (.19)        .19        (.20)        .20        .07
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.06)        .31        (.07)        .34        .25
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.14)       (.12)       (.13)       (.14)      (.18)
Distributions from realized gains                                          --          --        (.07)       (.11)        --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.14)       (.12)       (.20)       (.25)      (.18)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 5.15      $ 5.35      $ 5.16      $ 5.43     $ 5.34
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    5      $    8      $   10      $   13     $   12
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.58%(c)    1.64%(c)    1.63%(c)    1.63%(c)   1.66%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        2.54%       2.31%       2.38%       2.62%      3.46%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  18%         33%         17%        194%        33%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                         (1.17%)      6.10%      (1.43%)      6.47%      4.89%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.74%, 1.70%, 1.71% and 1.68% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 103
--------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund

CLASS C
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------------------
Fiscal period ended June 30,                                             2006        2005        2004        2003       2002
Net asset value, beginning of period                                   $ 5.35      $ 5.16      $ 5.43      $ 5.35     $ 5.28
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                              .13         .12         .13         .14        .18
Net gains (losses) (both realized and unrealized)                        (.18)        .19        (.20)        .19        .07
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.05)        .31        (.07)        .33        .25
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                     (.14)       (.12)       (.13)       (.14)      (.18)
Distributions from realized gains                                          --          --        (.07)       (.11)        --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.14)       (.12)       (.20)       (.25)      (.18)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 5.16      $ 5.35      $ 5.16      $ 5.43     $ 5.35
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $    2      $    2      $    2      $    3     $    1
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         1.58%(c)    1.64%(c)    1.63%(c)    1.63%(c)   1.66%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets        2.55%       2.31%       2.38%       2.54%      3.45%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  18%         33%         17%        194%        33%
-----------------------------------------------------------------------------------------------------------------------------
Total return(d)                                                          (.98%)      6.10%      (1.44%)      6.26%      4.89%
-----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.75%, 1.71%, 1.71% and 1.68% for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(d)   Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
104 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of RiverSource California Tax-Exempt Fund (a fund within RiverSource California Tax-Exempt Trust) and RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (funds within RiverSource Special Tax-Exempt Series Trust) as of June 30, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2006, and the financial highlights for each of the years in the five-year period ended June 30, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource California Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund as of June 30, 2006, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
August 21, 2006


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 105
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

RiverSource California Tax-Exempt Fund
Fiscal year ended June 30, 2006

CLASS A
INCOME DISTRIBUTIONS -- 98% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01471
Aug. 29, 2005 .....................................................     0.01659
Sept. 29, 2005 ....................................................     0.01565
Oct. 27, 2005 .....................................................     0.01450
Nov. 29, 2005 .....................................................     0.01733
Dec. 22, 2005 .....................................................     0.01563
Jan. 26, 2006 .....................................................     0.01830
Feb. 27, 2006 .....................................................     0.01679
March 27, 2006 ....................................................     0.01478
April 26, 2006 ....................................................     0.01596
May 25, 2006 ......................................................     0.01549
June 26, 2006 .....................................................     0.01766
Total .............................................................   $ 0.19339

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 .....................................................   $ 0.05671
Total distributions ...............................................   $ 0.25010

CLASS B
INCOME DISTRIBUTIONS -- 98% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01156
Aug. 29, 2005 .....................................................     0.01303
Sept. 29, 2005 ....................................................     0.01226
Oct. 27, 2005 .....................................................     0.01157
Nov. 29, 2005 .....................................................     0.01378
Dec. 22, 2005 .....................................................     0.01314
Jan. 26, 2006 .....................................................     0.01452
Feb. 27, 2006 .....................................................     0.01336
March 27, 2006 ....................................................     0.01177
April 26, 2006 ....................................................     0.01276
May 25, 2006 ......................................................     0.01241
June 26, 2006 .....................................................     0.01425
Total .............................................................   $ 0.15441

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 .....................................................   $ 0.05671
Total distributions ...............................................   $ 0.21112


--------------------------------------------------------------------------------
106 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C
INCOME DISTRIBUTIONS -- 98% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01155
Aug. 29, 2005 .....................................................     0.01311
Sept. 29, 2005 ....................................................     0.01226
Oct. 27, 2005 .....................................................     0.01159
Nov. 29, 2005 .....................................................     0.01381
Dec. 22, 2005 .....................................................     0.01311
Jan. 26, 2006 .....................................................     0.01458
Feb. 27, 2006 .....................................................     0.01332
March 27, 2006 ....................................................     0.01179
April 26, 2006 ....................................................     0.01278
May 25, 2006 ......................................................     0.01244
June 26, 2006 .....................................................     0.01427
Total .............................................................   $ 0.15461

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 .....................................................   $ 0.05671
Total distributions ...............................................   $ 0.21132

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at June 30, 2006 was 7.43%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 107
--------------------------------------------------------------------------------

RiverSource Massachusetts Tax-Exempt Fund
Fiscal year ended June 30, 2006

CLASS A
INCOME DISTRIBUTIONS -- 98.78% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01369
Aug. 29, 2005 .....................................................     0.01984
Sept. 29, 2005 ....................................................     0.01677
Oct. 27, 2005 .....................................................     0.01360
Nov. 29, 2005 .....................................................     0.01644
Dec. 22, 2005 .....................................................     0.01320
Jan. 26, 2006 .....................................................     0.01751
Feb. 27, 2006 .....................................................     0.01593
March 27, 2006 ....................................................     0.01400
April 26, 2006 ....................................................     0.01526
May 25, 2006 ......................................................     0.01460
June 26, 2006 .....................................................     0.01691
Total .............................................................   $ 0.18775

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 .....................................................   $ 0.02458
Total distributions ...............................................   $ 0.21233

CLASS B
INCOME DISTRIBUTIONs -- 98.78% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01042
Aug. 29, 2005 .....................................................     0.01620
Sept. 29, 2005 ....................................................     0.01328
Oct. 27, 2005 .....................................................     0.01060
Nov. 29, 2005 .....................................................     0.01279
Dec. 22, 2005 .....................................................     0.01051
Jan. 26, 2006 .....................................................     0.01362
Feb. 27, 2006 .....................................................     0.01238
March 27, 2006 ....................................................     0.01091
April 26, 2006 ....................................................     0.01197
May 25, 2006 ......................................................     0.01142
June 26, 2006 .....................................................     0.01340
Total .............................................................   $ 0.14750

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 .....................................................   $ 0.02458
Total distributions ...............................................   $ 0.17208


--------------------------------------------------------------------------------
108 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C
INCOME DISTRIBUTIONS -- 98.78% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01042
Aug. 29, 2005 .....................................................     0.01626
Sept. 29, 2005 ....................................................     0.01327
Oct. 27, 2005 .....................................................     0.01059
Nov. 29, 2005 .....................................................     0.01280
Dec. 22, 2005 .....................................................     0.01055
Jan. 26, 2006 .....................................................     0.01362
Feb. 27, 2006 .....................................................     0.01239
March 27, 2006 ....................................................     0.01092
April 26, 2006 ....................................................     0.01196
May 25, 2006 ......................................................     0.01143
June 26, 2006 .....................................................     0.01340
Total .............................................................   $ 0.14761

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 .....................................................   $ 0.02458
Total distributions ...............................................   $ 0.17219

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at June 30, 2006 was 2.05%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 109
--------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund
Fiscal year ended June 30, 2006

CLASS A
INCOME DISTRIBUTIONS -- 97.36% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01398
Aug. 29, 2005 .....................................................     0.01562
Sept. 29, 2005 ....................................................     0.01498
Oct. 27, 2005 .....................................................     0.01356
Nov. 29, 2005 .....................................................     0.01606
Dec. 22, 2005 .....................................................     0.01529
Jan. 26, 2006 .....................................................     0.01702
Feb. 27, 2006 .....................................................     0.01545
March 27, 2006 ....................................................     0.01364
April 26, 2006 ....................................................     0.01481
May 25, 2006 ......................................................     0.01413
June 26, 2006 .....................................................     0.01619
Total .............................................................   $ 0.18073

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 .....................................................   $ 0.03862
Total distributions ...............................................   $ 0.21935

CLASS B
INCOME DISTRIBUTIONS -- 97.36% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01077
Aug. 29, 2005 .....................................................     0.01203
Sept. 29, 2005 ....................................................     0.01155
Oct. 27, 2005 .....................................................     0.01059
Nov. 29, 2005 .....................................................     0.01246
Dec. 22, 2005 .....................................................     0.01278
Jan. 26, 2006 .....................................................     0.01320
Feb. 27, 2006 .....................................................     0.01196
March 27, 2006 ....................................................     0.01058
April 26, 2006 ....................................................     0.01156
May 25, 2006 ......................................................     0.01101
June 26, 2006 .....................................................     0.01274
Total .............................................................   $ 0.14123

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 .....................................................   $ 0.03862
Total distributions ...............................................   $ 0.17985


--------------------------------------------------------------------------------
110 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C
INCOME DISTRIBUTIONS -- 97.36% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01074
Aug. 29, 2005 .....................................................     0.01208
Sept. 29, 2005 ....................................................     0.01153
Oct. 27, 2005 .....................................................     0.01060
Nov. 29, 2005 .....................................................     0.01243
Dec. 22, 2005 .....................................................     0.01277
Jan. 26, 2006 .....................................................     0.01319
Feb. 27, 2006 .....................................................     0.01196
March 27, 2006 ....................................................     0.01058
April 26, 2006 ....................................................     0.01155
May 25, 2006 ......................................................     0.01101
June 26, 2006 .....................................................     0.01274
Total .............................................................   $ 0.14118

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 .....................................................   $ 0.03862
Total distributions ...............................................   $ 0.17980

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at June 30, 2006 was 0%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 111
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund
Fiscal year ended June 30, 2006

CLASS A
INCOME DISTRIBUTIONS -- 98.25% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01432
Aug. 29, 2005 .....................................................     0.01548
Sept. 29, 2005 ....................................................     0.01600
Oct. 27, 2005 .....................................................     0.01414
Nov. 29, 2005 .....................................................     0.01683
Dec. 22, 2005 .....................................................     0.01156
Jan. 26, 2006 .....................................................     0.01756
Feb. 27, 2006 .....................................................     0.01611
March 27, 2006 ....................................................     0.01399
April 26, 2006 ....................................................     0.01528
May 25, 2006 ......................................................     0.01509
June 26, 2006 .....................................................     0.01716
Total .............................................................   $ 0.18352

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2006 .....................................................   $ 0.01019
Total distributions ...............................................   $ 0.19371

CLASS B
INCOME DISTRIBUTIONS -- 98.25% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01112
Aug. 29, 2005 .....................................................     0.01193
Sept. 29, 2005 ....................................................     0.01259
Oct. 27, 2005 .....................................................     0.01118
Nov. 29, 2005 .....................................................     0.01323
Dec. 22, 2005 .....................................................     0.00905
Jan. 26, 2006 .....................................................     0.01372
Feb. 27, 2006 .....................................................     0.01259
March 27, 2006 ....................................................     0.01092
April 26, 2006 ....................................................     0.01202
May 25, 2006 ......................................................     0.01195
June 26, 2006 .....................................................     0.01369
Total .............................................................   $ 0.14399

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2006 .....................................................   $ 0.01019
Total distributions ...............................................   $ 0.15418


--------------------------------------------------------------------------------
112 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C
INCOME DISTRIBUTIONS -- 98.25% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 .....................................................   $ 0.01087
Aug. 29, 2005 .....................................................     0.01195
Sept. 29, 2005 ....................................................     0.01257
Oct. 27, 2005 .....................................................     0.01118
Nov. 29, 2005 .....................................................     0.01323
Dec. 22, 2005 .....................................................     0.00905
Jan. 26, 2006 .....................................................     0.01372
Feb. 27, 2006 .....................................................     0.01260
March 27, 2006 ....................................................     0.01092
April 26, 2006 ....................................................     0.01202
May 25, 2006 ......................................................     0.01195
June 26, 2006 .....................................................     0.01369
Total .............................................................   $ 0.14375

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2006 .....................................................   $ 0.01019
Total distributions ...............................................   $ 0.15394

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at June 30, 2006 was 6.14%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 113
--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund
Fiscal year ended June 30, 2006

CLASS A
INCOME DISTRIBUTIONS -- 98.21% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 ....................................................    $ 0.01506
Aug. 29, 2005 ....................................................      0.01647
Sept. 29, 2005 ...................................................      0.01579
Oct. 27, 2005 ....................................................      0.01451
Nov. 29, 2005 ....................................................      0.01727
Dec. 22, 2005 ....................................................      0.01525
Jan. 26, 2006 ....................................................      0.01827
Feb. 27, 2006 ....................................................      0.01658
March 27, 2006 ...................................................      0.01462
April 26, 2006 ...................................................      0.01572
May 25, 2006 .....................................................      0.01487
June 26, 2006 ....................................................      0.01729
Total ............................................................    $ 0.19170

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 ....................................................    $ 0.04663
Total distributions ..............................................    $ 0.23833

CLASS B
INCOME DISTRIBUTIONS -- 98.21% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 ....................................................    $ 0.01195
Aug. 29, 2005 ....................................................      0.01334
Sept. 29, 2005 ...................................................      0.01238
Oct. 27, 2005 ....................................................      0.01154
Nov. 29, 2005 ....................................................      0.01394
Dec. 22, 2005 ....................................................      0.01282
Jan. 26, 2006 ....................................................      0.01459
Feb. 27, 2006 ....................................................      0.01321
March 27, 2006 ...................................................      0.01168
April 26, 2006 ...................................................      0.01259
May 25, 2006 .....................................................      0.01187
June 26, 2006 ....................................................      0.01397
Total ............................................................    $ 0.15388

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 ....................................................    $ 0.04663
Total distributions ..............................................    $ 0.20051


--------------------------------------------------------------------------------
114 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C
INCOME DISTRIBUTIONS -- 98.21% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 ....................................................    $ 0.01195
Aug. 29, 2005 ....................................................      0.01348
Sept. 29, 2005 ...................................................      0.01248
Oct. 27, 2005 ....................................................      0.01154
Nov. 29, 2005 ....................................................      0.01394
Dec. 22, 2005 ....................................................      0.01283
Jan. 26, 2006 ....................................................      0.01459
Feb. 27, 2006 ....................................................      0.01321
March 27, 2006 ...................................................      0.01168
April 26, 2006 ...................................................      0.01260
May 25, 2006 .....................................................      0.01187
June 26, 2006 ....................................................      0.01398
Total ............................................................    $ 0.15415

CAPITAL GAIN DISTRIBUTION -- taxable as long-term capital gain.

PAYABLE DATE                                                          PER SHARE
Dec. 22, 2005 ....................................................    $ 0.04663
Total distributions ..............................................    $ 0.20078

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at June 30, 2006 was 3.98%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 115
--------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund
Fiscal year ended June 30, 2006

CLASS A
INCOME DISTRIBUTIONS -- 99.73% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 ....................................................    $ 0.01302
Aug. 29, 2005 ....................................................      0.01516
Sept. 29, 2005 ...................................................      0.01704
Oct. 27, 2005 ....................................................      0.01351
Nov. 29, 2005 ....................................................      0.01587
Dec. 22, 2005 ....................................................      0.01093
Jan. 26, 2006 ....................................................      0.01704
Feb. 27, 2006 ....................................................      0.01534
March 27, 2006 ...................................................      0.01350
April 26, 2006 ...................................................      0.01475
May 25, 2006 .....................................................      0.01409
June 26, 2006 ....................................................      0.01616
Total ............................................................    $ 0.17641

CLASS B
INCOME DISTRIBUTIONs -- 99.73% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 ....................................................    $ 0.00981
Aug. 29, 2005 ....................................................      0.01159
Sept. 29, 2005 ...................................................      0.01350
Oct. 27, 2005 ....................................................      0.01045
Nov. 29, 2005 ....................................................      0.01218
Dec. 22, 2005 ....................................................      0.00842
Jan. 26, 2006 ....................................................      0.01321
Feb. 27, 2006 ....................................................      0.01183
March 27, 2006 ...................................................      0.01043
April 26, 2006 ...................................................      0.01149
May 25, 2006 .....................................................      0.01096
June 26, 2006 ....................................................      0.01269
Total ............................................................    $ 0.13656


--------------------------------------------------------------------------------
116 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

CLASS C
INCOME DISTRIBUTIONS -- 99.73% are tax-exempt.

PAYABLE DATE                                                          PER SHARE
July 28, 2005 ....................................................    $ 0.00980
Aug. 29, 2005 ....................................................      0.01163
Sept. 29, 2005 ...................................................      0.01351
Oct. 27, 2005 ....................................................      0.01056
Nov. 29, 2005 ....................................................      0.01217
Dec. 22, 2005 ....................................................      0.00843
Jan. 26, 2006 ....................................................      0.01321
Feb. 27, 2006 ....................................................      0.01185
March 27, 2006 ...................................................      0.01044
April 26, 2006 ...................................................      0.01149
May 25, 2006 .....................................................      0.01096
June 26, 2006 ....................................................      0.01271
Total ............................................................    $ 0.13676

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at June 30, 2006 was 1.99%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 117
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
118 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund

                                               BEGINNING        ENDING         EXPENSES
                                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                             JAN. 1, 2006    JUNE 30, 2006   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $ 1,001.30       $ 3.94(c)         .79%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,020.99       $ 3.98(c)         .79%
-----------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   997.50       $ 7.72(c)        1.55%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,017.20       $ 7.80(c)        1.55%
-----------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   997.50       $ 7.72(c)        1.55%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,017.20       $ 7.80(c)        1.55%
-----------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended June 30, 2006: +0.13% for Class A, -0.25% for Class B and -0.25% for Class C.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended June 30, 2006, the actual and hypothetical expenses paid would have been the same as those presented in the table above.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 119
--------------------------------------------------------------------------------

RiverSource Massachusetts Tax-Exempt Fund

                                               BEGINNING        ENDING          EXPENSES
                                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                             JAN. 1, 2006    JUNE 30, 2006   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   998.50       $ 3.94(c)         .79%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,020.99       $ 3.98(c)         .79%
-----------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   994.70       $ 7.71(c)        1.55%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,017.20       $ 7.80(c)        1.55%
-----------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   992.80       $ 7.70(c)        1.55%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,017.20       $ 7.80(c)        1.55%
-----------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended June 30, 2006: -0.15% for Class A, -0.53% for Class B and -0.72% for Class C.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended June 30, 2006, the actual and hypothetical expenses paid would have been the same as those presented in the table above.


--------------------------------------------------------------------------------
120 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Michigan Tax-Exempt Fund

                                               BEGINNING        ENDING         EXPENSES
                                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                              JAN. 1, 2006   JUNE 30, 2006   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   999.80       $ 3.94(c)         .79%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,020.99       $ 3.98(c)         .79%
-----------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   998.00       $ 7.72(c)        1.55%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,017.20       $ 7.80(c)        1.55%
-----------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   996.00       $ 7.71(c)        1.55%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,017.20       $ 7.80(c)        1.55%
-----------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended June 30, 2006: -0.02% for Class A, -0.20% for Class B and -0.40% for Class C.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended June 30, 2006, the actual and hypothetical expenses paid would have been the same as those presented in the table above.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 121
--------------------------------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

                                               BEGINNING        ENDING         EXPENSES
                                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                             JAN. 1, 2006    JUNE 30, 2006   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $ 1,000.60       $ 3.94(c)         .79%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,020.99       $ 3.98(c)         .79%
-----------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   994.90       $ 7.71(c)        1.55%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,017.20       $ 7.80(c)        1.55%
-----------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   994.90       $ 7.71(c)        1.55%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,017.20       $ 7.80(c)        1.55%
-----------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended June 30, 2006: +0.06% for Class A, -0.51% for Class B and -0.51% for Class C.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended June 30, 2006, the actual and hypothetical expenses paid would have been the same as those presented in the table above.


--------------------------------------------------------------------------------
122 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund

                                               BEGINNING        ENDING         EXPENSES
                                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                             JAN. 1, 2006    JUNE 30, 2006   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $ 1,001.00       $ 3.94(c)         .79%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,020.99       $ 3.98(c)         .79%
-----------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   997.20       $ 7.72(c)        1.55%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,017.20       $ 7.80(c)        1.55%
-----------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------
   Actual(b)                                    $ 1,000       $   997.20       $ 7.72(c)        1.55%
-----------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)     $ 1,000       $ 1,017.20       $ 7.80(c)        1.55%
-----------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended June 30, 2006: +0.10% for Class A, -0.28% for Class B and -0.28% for Class C.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended June 30, 2006, the actual and hypothetical expenses paid would have been the same as those presented in the table above.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 123
--------------------------------------------------------------------------------

RiverSource Ohio Tax-Exempt Fund

                                               BEGINNING        ENDING         EXPENSES
                                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                              JAN. 1, 2006   JUNE 30, 2006   THE PERIOD(a)   EXPENSE RATIO
----------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------
  Actual(b)                                     $1,000         $  997.80        $3.93(c)          .79%
----------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000         $1,020.99        $3.98(c)          .79%
----------------------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------------------
  Actual(b)                                     $1,000         $  994.00        $7.71(c)         1.55%
----------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000         $1,017.20        $7.80(c)         1.55%
----------------------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------------------
  Actual(b)                                     $1,000         $  994.10        $7.71(c)         1.55%
----------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000         $1,017.20        $7.80(c)         1.55%
----------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended June 30, 2006: -0.22% for Class A, -0.60% for Class B and -0.59% for Class C.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended June 30, 2006, the actual and hypothetical expenses paid would have been the same as those presented in the table above.


--------------------------------------------------------------------------------
124 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 99 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME                         POSITION HELD
ADDRESS,                     WITH FUND AND             PRINCIPAL OCCUPATION                                     OTHER
AGE                          LENGTH OF SERVICE         DURING PAST FIVE YEARS                                   DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Board member              Chief Justice, Minnesota Supreme Court, 1998-2005
901 S. Marquette Ave.        since 2006
Minneapolis, MN 55402
Age 52
-----------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Board member              Chair, Board Services Corporation (provides
901 S. Marquette Ave.        since 1999                administrative services to boards); former Governor of
Minneapolis, MN 55402                                  Minnesota
Age 71
-----------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Board member              Trustee Professor of Economics and Management, Bentley
901 S. Marquette Ave.        since 2004                College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                                  Business, Bentley College
Age 55
-----------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                Board member              Attorney and Consultant
901 S. Marquette Ave.        since 1985
Minneapolis, MN 55402
Age 71
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind              Board member              Former Managing Director, Shikiar Asset Management       American
901 S. Marquette Ave.        since 2005                                                                         Progressive
Minneapolis, MN 55402                                                                                           Insurance
Age 70
-----------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Board member              President Emeritus and Professor of Economics,           Valmont Industries,
901 S. Marquette Ave.        since 2002                Carleton College                                         Inc. (manufactures
Minneapolis, MN 55402                                                                                           irrigation systems)
Age 67
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 125
--------------------------------------------------------------------------------

NAME,                        POSITION HELD
ADDRESS,                     WITH FUND AND             PRINCIPAL OCCUPATION                                     OTHER
AGE                          LENGTH OF SERVICE         DURING PAST FIVE YEARS                                   DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia       Board member since 2004   Director, Enterprise Asset Management, Inc. (private     Strategic
901 S. Marquette Ave.                                  real estate and asset management company)                Distribution, Inc.
Minneapolis, MN 55402                                                                                           (transportation,
Age 53                                                                                                          distribution and
                                                                                                                logistics
                                                                                                                consultants)
-----------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor               Board member since 2006   President and Chief Executive Officer, SBLI USA Mutual
901 S. Marquette Ave.                                  Life Insurance Company, Inc. since 1999
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------------------------------------
Alan K. Simpson              Board member since 1997   Former three-term United States Senator for Wyoming
1201 Sunshine Ave.
Cody, WY 82414
Age 74
-----------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby         Board member since 2002   Chief Executive Officer, RiboNovix, Inc. since 2003      Hybridon, Inc.
901 S. Marquette Ave.                                  (biotechnology); former President, Forester Biotech      (biotechnology);
Minneapolis, MN 55402                                                                                           American
Age 62                                                                                                          Healthways, Inc.
                                                                                                                (health management
                                                                                                                programs)
-----------------------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                        POSITION HELD
ADDRESS,                     WITH FUND AND             PRINCIPAL OCCUPATION                                     OTHER
AGE                          LENGTH OF SERVICE         DURING PAST FIVE YEARS                                   DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
William F. Truscott**        Board member              President, Ameriprise Certificate Company since 2006;
53600 Ameriprise Financial   since 2001,               President - U.S. Asset Management and Chief Investment
Center                       Vice President            Officer, Ameriprise Financial, Inc. and President,
Minneapolis, MN 55474        since 2002,               Chairman of the Board and Chief Investment Officer,
Age 45                       Acting President          RiverSource Investments, LLC since 2005; Senior Vice
                             since 2006                President - Chief Investment Officer, Ameriprise
                                                       Financial, Inc. and Chairman of the Board and Chief
                                                       Investment Officer, RiverSource Investments, LLC,
                                                       2001-2005
-----------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

** Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.


--------------------------------------------------------------------------------
126 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                             POSITION HELD
ADDRESS,                          WITH FUND AND        PRINCIPAL OCCUPATION
AGE                               LENGTH OF SERVICE    DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                    Treasurer            Vice President - Investment Accounting, Ameriprise Financial, Inc., since
105 Ameriprise Financial Center   since 2002           2002; Vice President - Finance, American Express Company, 2000-2002
Minneapolis, MN 55474
Age 51
-----------------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                Vice President       Executive Vice President - Equity and Fixed Income, Ameriprise Financial,
172 Ameriprise Financial Center   since 2004           Inc. and RiverSource Investments, LLC since 2006; Vice President -
Minneapolis, MN 55474                                  Investments, Ameriprise Certificate Company since 2003; Senior Vice
Age 42                                                 President - Fixed Income, Ameriprise Financial, Inc., 2002-2006 and
                                                       RiverSource Investments, LLC, 2004-2006; Managing Director, Zurich Global
                                                       Assets, 2001-2002
-----------------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                     Vice President,      President of Board Services Corporation
901 S. Marquette Ave.             General Counsel,
Minneapolis, MN 55402             and Secretary
Age 67                            since 1978
-----------------------------------------------------------------------------------------------------------------------------------
Edward S. Dryden*                 Acting Chief         Chief Compliance Officer, Ameriprise Certificate Company since 2006; Vice
1875 Ameriprise Financial Center  Compliance Officer   President - Asset Management Compliance, RiverSource Investments, LLC since
Minneapolis, MN 55474             since 2006           2006; Chief Compliance Officer - Mason Street Advisors, LLC, 2002-2006
Age 41
-----------------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                    Anti-Money           Compliance Director and Anti-Money Laundering Officer, Ameriprise Financial,
2934 Ameriprise Financial Center  Laundering Officer   Inc. since 2004; Manager Anti-Money Laundering, Ameriprise Financial, Inc.,
Minneapolis, MN 55474             since 2004           2003-2004; Compliance Director and Bank Secrecy Act Officer, American
Age 42                                                 Express Centurion Bank, 2000-2003
-----------------------------------------------------------------------------------------------------------------------------------

* Beth E. Weimer resigned her position as Chief Compliance Officer for the RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance Officer and will be assuming the responsibilities of Chief Compliance Officer until a permanent replacement for Ms. Weimer is found.

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting www.riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 127
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
128 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                      AFFIRMATIVE             WITHHOLD
--------------------------------------------------------------------------------
    Kathleen Blatz                   109,404,967.67         10,845,879.41
--------------------------------------------------------------------------------
    Arne H. Carlson                  109,366,235.14         10,884,611.94
--------------------------------------------------------------------------------
    Patricia M. Flynn                109,412,504.55         10,838,342.53
--------------------------------------------------------------------------------
    Anne P. Jones                    109,371,157.11         10,879,689.97
--------------------------------------------------------------------------------
    Jeffrey Laikind                  109,399,154.87         10,851,692.21
--------------------------------------------------------------------------------
    Stephen R. Lewis, Jr.            109,504,027.26         10,746,819.82
--------------------------------------------------------------------------------
    Catherine James Paglia           109,378,087.01         10,872,760.07
--------------------------------------------------------------------------------
    Vikki L. Pryor                   109,273,821.60         10,977,025.48
--------------------------------------------------------------------------------
    Alan K. Simpson                  109,209,255.53         11,041,591.55
--------------------------------------------------------------------------------
    Alison Taunton-Rigby             109,484,884.51         10,765,962.57
--------------------------------------------------------------------------------
    William F. Truscott              109,466,068.77         10,784,778.31
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         107,274,620.58    1,913,403.67     11,017,638.69        45,184.14
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

LENDING

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         106,519,267.44     2,770,807.48    10,915,588.02        45,184.14
--------------------------------------------------------------------------------

BORROWING

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         105,342,167.12     2,745,810.08    12,117,685.74        45,184.14
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 129
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                       AFFIRMATIVE             WITHHOLD
--------------------------------------------------------------------------------
    Kathleen Blatz                    32,670,491.04          6,729,639.60
--------------------------------------------------------------------------------
    Arne H. Carlson                   32,679,549.30          6,720,581.34
--------------------------------------------------------------------------------
    Patricia M. Flynn                 32,679,549.30          6,720,581.34
--------------------------------------------------------------------------------
    Anne P. Jones                     32,679,549.30          6,720,581.34
--------------------------------------------------------------------------------
    Jeffrey Laikind                   32,679,549.30          6,720,581.34
--------------------------------------------------------------------------------
    Stephen R. Lewis, Jr.             32,679,549.30          6,720,581.34
--------------------------------------------------------------------------------
    Catherine James Paglia            32,679,549.30          6,720,581.34
--------------------------------------------------------------------------------
    Vikki L. Pryor                    32,679,549.30          6,720,581.34
--------------------------------------------------------------------------------
    Alan K. Simpson                   32,679,549.30          6,720,581.34
--------------------------------------------------------------------------------
    Alison Taunton-Rigby              32,679,549.30          6,720,581.34
--------------------------------------------------------------------------------
    William F. Truscott               32,621,421.19          6,778,709.45
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         32,547,854.13      531,038.86      6,321,237.65          0.00
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

LENDING

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         31,538,164.21     1,246,501.44     6,615,464.99           0.00
--------------------------------------------------------------------------------

BORROWING

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         31,529,262.02     1,267,894.15     6,602,974.47           0.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
130 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                       AFFIRMATIVE             WITHHOLD
--------------------------------------------------------------------------------
    Kathleen Blatz                    31,511,106.38          2,140,762.26
--------------------------------------------------------------------------------
    Arne H. Carlson                   31,530,288.21          2,121,580.43
--------------------------------------------------------------------------------
    Patricia M. Flynn                 31,530,288.21          2,121,580.43
--------------------------------------------------------------------------------
    Anne P. Jones                     31,511,106.38          2,140,762.26
--------------------------------------------------------------------------------
    Jeffrey Laikind                   31,537,739.76          2,114,128.88
--------------------------------------------------------------------------------
    Stephen R. Lewis, Jr.             31,537,739.76          2,114,128.88
--------------------------------------------------------------------------------
    Catherine James Paglia            31,530,288.21          2,121,580.43
--------------------------------------------------------------------------------
    Vikki L. Pryor                    31,518,557.94          2,133,310.70
--------------------------------------------------------------------------------
    Alan K. Simpson                   31,518,557.94          2,133,310.70
--------------------------------------------------------------------------------
    Alison Taunton-Rigby              31,537,739.76          2,114,128.88
--------------------------------------------------------------------------------
    William F. Truscott               31,455,155.33          2,196,713.31
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
          30,981,492.38    1,181,865.37     1,488,484.59         26.30
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

LENDING

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         30,958,013.02     1,167,443.41     1,526,385.91         26.30
--------------------------------------------------------------------------------

BORROWING

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
        31,063,619.48      1,001,892.66     1,586,330.20         26.30
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 131
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                      AFFIRMATIVE             WITHHOLD
--------------------------------------------------------------------------------
    Kathleen Blatz                   197,476,387.65         20,804,045.77
--------------------------------------------------------------------------------
    Arne H. Carlson                  196,732,680.48         21,547,752.94
--------------------------------------------------------------------------------
    Patricia M. Flynn                198,039,772.54         20,240,660.88
--------------------------------------------------------------------------------
    Anne P. Jones                    197,671,787.54         20,608,645.88
--------------------------------------------------------------------------------
    Jeffrey Laikind                  197,534,399.86         20,746,033.56
--------------------------------------------------------------------------------
    Stephen R. Lewis, Jr.            198,050,712.30         20,229,721.12
--------------------------------------------------------------------------------
    Catherine James Paglia           197,699,534.83         20,580,898.59
--------------------------------------------------------------------------------
    Vikki L. Pryor                   197,672,202.43         20,608,230.99
--------------------------------------------------------------------------------
    Alan K. Simpson                  197,395,026.66         20,885,406.76
--------------------------------------------------------------------------------
    Alison Taunton-Rigby             197,981,873.22         20,298,560.20
--------------------------------------------------------------------------------
    William F. Truscott              197,716,339.86         20,564,093.56
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         194,497,455.81    5,333,001.16     18,247,182.41        202,794.04
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

LENDING

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         192,139,907.64    6,563,405.35     19,374,326.39        202,794.04
--------------------------------------------------------------------------------

BORROWING

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         192,823,816.49    6,157,018.63     19,096,804.26        202,794.04
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
132 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE NEW YORK TAX-EXEMPT FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                       AFFIRMATIVE            WITHHOLD
--------------------------------------------------------------------------------
    Kathleen Blatz                    40,200,466.06         7,489,839.64
--------------------------------------------------------------------------------
    Arne H. Carlson                   40,167,538.87         7,522,766.83
--------------------------------------------------------------------------------
    Patricia M. Flynn                 40,229,452.29         7,460,853.41
--------------------------------------------------------------------------------
    Anne P. Jones                     40,071,299.37         7,619,006.33
--------------------------------------------------------------------------------
    Jeffrey Laikind                   40,105,747.44         7,584,558.26
--------------------------------------------------------------------------------
    Stephen R. Lewis, Jr.             40,193,668.04         7,496,637.66
--------------------------------------------------------------------------------
    Catherine James Paglia            40,229,452.29         7,460,853.41
--------------------------------------------------------------------------------
    Vikki L. Pryor                    40,186,363.25         7,503,942.45
--------------------------------------------------------------------------------
    Alan K. Simpson                   39,955,578.68         7,734,727.02
--------------------------------------------------------------------------------
    Alison Taunton-Rigby              40,214,282.90         7,476,022.80
--------------------------------------------------------------------------------
    William F. Truscott               40,169,526.02         7,520,779.68
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

          AFFIRMATIVE        AGAINST           ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         39,400,203.69     936,719.17       7,318,574.68         34,808.16
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

LENDING

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         38,494,932.47     1,784,859.77     7,375,705.30         34,808.16
--------------------------------------------------------------------------------

BORROWING

          AFFIRMATIVE         AGAINST          ABSTAIN       BROKER NON-VOTES
--------------------------------------------------------------------------------
         38,749,521.21     1,579,462.54     7,326,513.79         34,808.16
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT - 133
--------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE OHIO TAX-EXEMPT FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006
(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                       AFFIRMATIVE             WITHHOLD
--------------------------------------------------------------------------------
    Kathleen Blatz                    31,103,892.97          1,831,514.89
--------------------------------------------------------------------------------
    Arne H. Carlson                   30,743,455.12          2,191,952.74
--------------------------------------------------------------------------------
    Patricia M. Flynn                 31,103,892.97          1,831,514.89
--------------------------------------------------------------------------------
    Anne P. Jones                     30,743,455.12          2,191,952.74
--------------------------------------------------------------------------------
    Jeffrey Laikind                   30,794,380.63          2,141,027.23
--------------------------------------------------------------------------------
    Stephen R. Lewis, Jr.             30,700,912.83          2,234,495.03
--------------------------------------------------------------------------------
    Catherine James Paglia            31,050,323.95          1,885,083.91
--------------------------------------------------------------------------------
    Vikki L. Pryor                    31,103,892.97          1,831,514.89
--------------------------------------------------------------------------------
    Alan K. Simpson                   30,695,114.41          2,240,293.45
--------------------------------------------------------------------------------
    Alison Taunton-Rigby              31,039,740.70          1,895,667.16
--------------------------------------------------------------------------------
    William F. Truscott               31,050,323.95          1,885,083.91
--------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

          AFFIRMATIVE         AGAINST          ABSTAIN      BROKER NON-VOTES
--------------------------------------------------------------------------------
          30,193,477.77    1,665,303.75     1,076,626.34         0.00
--------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

LENDING

          AFFIRMATIVE         AGAINST          ABSTAIN      BROKER NON-VOTES
--------------------------------------------------------------------------------
          30,045,451.57    1,609,793.82     1,280,162.47         0.00
--------------------------------------------------------------------------------

BORROWING

          AFFIRMATIVE         AGAINST          ABSTAIN      BROKER NON-VOTES
--------------------------------------------------------------------------------
         29,857,379.64     1,619,762.29     1,458,265.93         0.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
134 - RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE(SM) STATE TAX-EXEMPT FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

                        This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD. Both
RIVERSOURCE [LOGO] (SM) companies are part of Ameriprise Financial, Inc.
      INVESTMENTS
                                                                S-6328 AC (8/06)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended June 30, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Special Tax-Exempt Series Trust were as follows:

                        2006 - $120,500;                      2005 - $115,750

(b) Audit - Related Fees. The fees paid for the years ended June 30, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Special Tax-Exempt Series Trust were as follows:

                        2006 - $146;                          2005 - $248

(c) Tax Fees. The fees paid for the years ended June 30, to KPMG LLP for tax compliance related services for RiverSource Special Tax-Exempt Series Trust were as follows:

                        2006 - $16,531;                       2005 - $15,300

(d) All Other Fees. The fees paid for the years ended June 30, to KPMG LLP for additional professional services rendered for RiverSource Special Tax-Exempt Series Trust were as follows:

                        2006 - $358;                          2005 - $207

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended June 30, by the registrant for non-audit services to KPMG LLP were as follows:

                        2006 - $70,389;                       2005 - $154,407

         The fees paid for the years ended June 30, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2006 - $53,500;                       2005 - $138,900

(h) 100% of the services performed for item (g) above during 2006 and 2005 were pre-approved by the audit committee.

*2005 represents bills paid 7/1/04 - 6/30/05
 2006 represents bills paid 7/1/05 - 6/30/06

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Special Tax-Exempt Series Trust


By                        /s/ William F. Truscott
                              -------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          September 1, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                              -------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          September 1, 2006


By                        /s/ Jeffrey P. Fox
                              --------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 1, 2006